SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 8.1%
Activision Blizzard Inc	3,725	$349
Alphabet Inc, Cl A *	71,325	9,334
Alphabet Inc, Cl C *	61,702	8,135
AT&T Inc	99,170	1,490
Atlanta Braves Holdings, Cl A *	1,732	68
Atlanta Braves Holdings, Cl C *	1,938	69
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	49
Cardlytics Inc *	761	13
Cars.com Inc *	4,178	70
Charter Communications Inc, Cl A *	1,268	558
Cinemark Holdings Inc *	4,289	79
Cogent Communications Holdings Inc	148	9
Comcast Corp, Cl A	52,817	2,342
EchoStar Corp, Cl A *	1,124	19
Electronic Arts Inc	6,385	769
EverQuote Inc, Cl A *	1,468	11
EW Scripps Co/The, Cl A *	3,299	18
Fox Corp, Cl A	1,372	43
Fox Corp, Cl B	1,428	41
IAC Inc *	376	19
IMAX Corp *	2,244	43
Interpublic Group of Cos Inc/The	8,487	243
Iridium Communications Inc	366	17
John Wiley & Sons Inc, Cl A	236	9
Liberty Broadband Corp, Cl A *	81	7
Liberty Broadband Corp, Cl C *	343	31
Liberty Media -Liberty Live, Cl C *	59	2
Liberty Media -Liberty SiriusXM *	234	6
Live Nation Entertainment Inc *	181	15
Lumen Technologies Inc	872	1
Madison Square Garden Entertainment, Cl A *	697	23
Madison Square Garden Sports Corp	39	7
Magnite Inc *	2,551	19
Match Group Inc *	1,841	72
Meta Platforms Inc, Cl A *	24,218	7,270
Netflix Inc *	4,148	1,566
New York Times Co/The, Cl A	439	18
News Corp, Cl A	829	17
Nexstar Media Group Inc, Cl A	94	13
Omnicom Group Inc	8,191	610
Paramount Global, Cl B	7,304	94
Pinterest Inc, Cl A *	3,339	90
ROBLOX Corp, Cl A *	3,654	106
Shenandoah Telecommunications Co	222	5
Shutterstock Inc	205	8
Sirius XM Holdings Inc	7,153	32
Sphere Entertainment *	697	26
Spotify Technology SA *	1,265	196
Take-Two Interactive Software Inc *	1,416	199

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TechTarget Inc *	1,986	$60
TEGNA Inc	3,052	44
TKO Group Holdings	780	66
T-Mobile US Inc	6,126	858
Trade Desk Inc/The, Cl A *	8,290	648
TripAdvisor Inc *	1,712	28
Verizon Communications Inc	57,853	1,875
Vimeo Inc *	610	2
Walt Disney Co/The *	21,958	1,780
Warner Bros Discovery Inc *	4,164	45
Yelp Inc, Cl A *	1,355	56
Ziff Davis Inc *	2,547	162
ZoomInfo Technologies, Cl A *	2,021	33

		39,888
Consumer Discretionary — 10.6%
1-800-Flowers.com Inc, Cl A *	3,668	26
2U Inc *	871	2
Abercrombie & Fitch Co, Cl A *	788	44
Acushnet Holdings Corp	987	52
Adient PLC *	732	27
ADT Inc	4,942	30
Adtalem Global Education Inc *	5,431	233
Advance Auto Parts Inc	317	18
Airbnb Inc, Cl A *	3,103	426
Amazon.com Inc *	101,147	12,858
American Eagle Outfitters Inc	3,416	57
AMMO Inc *	6,414	13
Aptiv PLC *	3,490	344
Aramark	260	9
Asbury Automotive Group Inc *	70	16
AutoNation Inc *	970	147
AutoZone Inc *	235	597
Bath & Body Works Inc	638	22
Best Buy Co Inc	6,266	435
Big Lots Inc	1,758	9
Bloomin' Brands Inc	2,259	56
Booking Holdings Inc *	563	1,736
Boot Barn Holdings Inc *	199	16
BorgWarner Inc	321	13
Bright Horizons Family Solutions Inc *	76	6
Brinker International Inc *	1,180	37
Brunswick Corp/DE	839	66
Buckle Inc/The	1,885	63
Burlington Stores Inc *	482	65
Capri Holdings Ltd *	1,319	69
CarMax Inc *	1,086	77
Carnival Corp *	15,800	217
Carter's Inc	471	33
Carvana Co, Cl A *	1,943	82
Cavco Industries Inc *	60	16
Cheesecake Factory Inc/The	1,236	37
Chegg Inc *	176	2

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chico's FAS Inc *	7,300	$55
Children's Place Inc/The *	812	22
Chipotle Mexican Grill Inc, Cl A *	232	425
Choice Hotels International Inc	113	14
Columbia Sportswear Co	891	66
Cracker Barrel Old Country Store Inc	323	22
Dana Inc	2,660	39
Darden Restaurants Inc	705	101
Dave & Buster's Entertainment Inc *	1,283	48
Deckers Outdoor Corp *	1,186	610
Denny's Corp *	2,500	21
Designer Brands Inc, Cl A	3,316	42
Dick's Sporting Goods Inc	1,054	114
Dillard's Inc, Cl A	45	15
Domino's Pizza Inc	33	12
DoorDash Inc, Cl A *	523	42
Dorman Products Inc *	128	10
DR Horton Inc	890	96
eBay Inc	19,465	858
Etsy Inc *	1,162	75
Expedia Group Inc *	389	40
Fisker Inc *	2,626	17
Five Below Inc *	410	66
Floor & Decor Holdings Inc, Cl A *	232	21
Foot Locker Inc	1,308	23
Ford Motor Co	16,002	199
Fox Factory Holding Corp *	749	74
Frontdoor Inc *	251	8
GameStop Corp, Cl A *	2,040	34
Gap Inc/The	11,382	121
Garmin Ltd	418	44
General Motors Co	4,014	132
Gentex Corp	440	14
Gentherm Inc *	184	10
Genuine Parts Co	67	10
Goodyear Tire & Rubber Co/The *	989	12
Graham Holdings Co, Cl B	78	45
Grand Canyon Education Inc *	121	14
Group 1 Automotive Inc	86	23
GrowGeneration Corp *	2,599	8
H&R Block Inc	3,157	136
Hanesbrands Inc	13,319	53
Harley-Davidson Inc	306	10
Hasbro Inc	2,632	174
Helen of Troy Ltd *	57	7
Hilton Grand Vacations Inc *	3,016	123
Hilton Worldwide Holdings Inc	10,511	1,579
Home Depot Inc/The	11,555	3,491
Hyatt Hotels Corp, Cl A	135	14
Installed Building Products Inc	125	16
iRobot Corp *	1,013	38
Jack in the Box Inc	658	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Johnson Outdoors Inc, Cl A	659	$36
KB Home	4,733	219
Kohl's Corp	1,859	39
Kontoor Brands Inc	1,282	56
La-Z-Boy Inc, Cl Z	1,597	49
LCI Industries	483	57
Lear Corp	5,902	792
Leggett & Platt Inc	222	6
Lennar Corp, Cl B	122	12
LGI Homes Inc *	127	13
LKQ Corp	317	16
Lowe's Cos Inc	8,938	1,858
Lululemon Athletica Inc *	1,171	452
M/I Homes Inc *	198	17
Macy's Inc	4,042	47
Malibu Boats Inc, Cl A *	202	10
Marriott International Inc/MD, Cl A	3,599	707
Marriott Vacations Worldwide Corp	394	40
Mattel Inc *	711	16
McDonald's Corp	9,415	2,480
Meritage Homes Corp	794	97
Mohawk Industries Inc *	127	11
Monro Inc	626	17
Murphy USA Inc	422	144
National Vision Holdings Inc *	447	7
Newell Brands Inc	605	5
NIKE Inc, Cl B	8,542	817
Nordstrom Inc	3,866	58
Norwegian Cruise Line Holdings Ltd *	14,956	246
NVR Inc *	13	78
ODP Corp/The *	283	13
Ollie's Bargain Outlet Holdings Inc *	212	16
O'Reilly Automotive Inc *	196	178
Oxford Industries Inc	665	64
Papa John's International Inc	151	10
Peloton Interactive Inc, Cl A *	2,845	14
Penske Automotive Group Inc	957	160
PetMed Express Inc	366	4
Phinia	64	2
Planet Fitness Inc, Cl A *	173	8
Polaris Inc	966	101
PulteGroup Inc	5,125	379
PVH Corp	108	8
Ralph Lauren Corp, Cl A	690	80
Revolve Group Inc, Cl A *	2,223	30
RH *	45	12
Rivian Automotive Inc, Cl A *	1,274	31
Ross Stores Inc	857	97
Royal Caribbean Cruises Ltd *	7,156	659
Sabre Corp *	506	2
Sally Beauty Holdings Inc *	2,794	23
SeaWorld Entertainment Inc *	251	12

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Service Corp International/US	250	$14
Shake Shack Inc, Cl A *	157	9
Signet Jewelers Ltd	2,402	172
Six Flags Entertainment Corp *	248	6
Sleep Number Corp *	1,033	25
Standard Motor Products Inc	943	32
Starbucks Corp	15,798	1,442
Steven Madden Ltd	1,178	37
Stitch Fix Inc, Cl A *	1,021	3
Strategic Education Inc	331	25
Stride Inc *	348	16
Tapestry Inc *	2,803	81
Taylor Morrison Home Corp, Cl A *	12,743	543
Tempur Sealy International Inc	2,272	98
Tesla Inc *	30,178	7,551
Texas Roadhouse Inc, Cl A	889	85
Thor Industries Inc	106	10
TJX Cos Inc/The	13,629	1,211
Toll Brothers Inc	269	20
TopBuild Corp *	476	120
Topgolf Callaway Brands Corp *	2,383	33
Tractor Supply Co	2,377	483
Travel + Leisure Co	307	11
Tri Pointe Homes Inc *	3,236	88
Udemy Inc *	3,378	32
Ulta Beauty Inc *	279	111
Under Armour Inc, Cl C *	556	4
Upbound Group Inc, Cl A	1,764	52
Urban Outfitters Inc *	417	14
Vail Resorts Inc	46	10
Valvoline Inc	11,216	362
VF Corp	4,023	71
Victoria's Secret & Co *	212	4
Visteon Corp *	85	12
Wayfair Inc, Cl A *	320	19
Wendy's Co/The	11,419	233
Whirlpool Corp	638	85
Williams-Sonoma Inc	160	25
Wingstop Inc	582	105
Winnebago Industries Inc	191	11
Wolverine World Wide Inc	1,511	12
Wyndham Hotels & Resorts Inc	189	13
Yum! Brands Inc	8,356	1,044

		51,883
Consumer Staples — 5.8%
Andersons Inc/The	338	17
Archer-Daniels-Midland Co	5,103	385
B&G Foods Inc	862	9
BellRing Brands Inc *	136	6
Beyond Meat Inc *	166	2
Bunge Ltd	1,596	173
Calavo Growers Inc	571	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Campbell Soup Co	10,354	$425
Casey's General Stores Inc	65	18
Chefs' Warehouse Inc/The *	1,366	29
Church & Dwight Co Inc	1,025	94
Clorox Co/The	2,716	356
Coca-Cola Co/The	48,833	2,734
Colgate-Palmolive Co	7,375	524
Conagra Brands Inc	14,479	397
Costco Wholesale Corp	4,983	2,815
Coty Inc, Cl A *	1,026	11
Darling Ingredients Inc *	716	37
Dollar General Corp	2,608	276
Dollar Tree Inc *	1,320	141
Edgewell Personal Care Co	310	12
elf Beauty Inc *	1,902	209
Energizer Holdings Inc	231	7
Estee Lauder Cos Inc/The, Cl A	2,390	346
Flowers Foods Inc	555	12
Fresh Del Monte Produce Inc	1,442	37
General Mills Inc	13,887	889
Grocery Outlet Holding Corp *	263	8
Hain Celestial Group Inc/The *	461	5
Herbalife Nutrition Ltd *	1,088	15
Hershey Co/The	2,295	459
HF Foods Group Inc *	2,213	9
Hormel Foods Corp	4,797	182
Ingredion Inc	1,110	109
J M Smucker Co/The	6,494	798
Kellanova	6,713	400
Keurig Dr Pepper Inc	32,477	1,025
Kimberly-Clark Corp	6,484	784
Kraft Heinz Co/The	3,923	132
Kroger Co/The	15,936	713
Lamb Weston Holdings Inc	594	55
McCormick & Co Inc/MD	5,832	441
Medifast Inc	71	5
Mondelez International Inc, Cl A	17,402	1,208
Monster Beverage Corp *	889	47
National Beverage Corp *	344	16
PepsiCo Inc	22,254	3,771
Performance Food Group Co *	1,023	60
Pilgrim's Pride Corp *	355	8
Post Holdings Inc *	108	9
PriceSmart Inc	179	13
Procter & Gamble Co/The	24,528	3,578
SpartanNash Co	1,252	28
Spectrum Brands Holdings Inc	183	14
Sprouts Farmers Market Inc *	623	27
Sysco Corp	11,594	766
Target Corp	6,577	727
TreeHouse Foods Inc *	237	10
Tyson Foods Inc, Cl A	1,410	71

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
US Foods Holding Corp *	2,211	$88
Vita Coco Co Inc/The *	1,354	35
Walgreens Boots Alliance Inc	27,118	603
Walmart Inc	13,857	2,216

		28,410
Energy — 4.5%
Antero Midstream Corp	26,635	319
Antero Resources Corp *	6,426	163
APA Corp	332	14
Baker Hughes Co, Cl A	9,516	336
Borr Drilling Ltd *	11,900	85
Cactus Inc, Cl A	298	15
Callon Petroleum Co *	2,548	100
ChampionX Corp	383	14
Cheniere Energy Inc	6,249	1,037
Chesapeake Energy Corp	1,851	160
Civitas Resources Inc	179	14
Clean Energy Fuels Corp *	4,579	18
CNX Resources Corp *	1,745	39
ConocoPhillips	23,406	2,804
CONSOL Energy Inc	213	22
Coterra Energy Inc	19,841	537
CVR Energy Inc	1,596	54
Delek US Holdings Inc	2,494	71
Denbury Inc *	1,205	118
Devon Energy Corp	10,747	513
DHT Holdings Inc	1,338	14
Diamondback Energy Inc	3,303	512
Dorian LPG	3,602	103
Dril-Quip Inc *	1,072	30
DT Midstream Inc	405	21
Encore Energy *	31,435	102
Energy Fuels *	11,707	96
EOG Resources Inc	12,533	1,589
EQT Corp	7,282	296
Equitrans Midstream Corp	2,185	20
Expro Group Holdings NV *	1,529	36
FLEX LNG Ltd	2,301	69
Golar LNG Ltd	3,888	94
Green Plains Inc *	2,069	62
Halliburton Co	9,891	401
Helix Energy Solutions Group Inc *	10,917	122
Helmerich & Payne Inc	4,134	174
Hess Corp	6,554	1,003
HF Sinclair Corp	5,184	295
International Seaways Inc	329	15
Kinder Morgan Inc	89,784	1,489
Kinetik Holdings Inc, Cl A	2,668	90
Kosmos Energy Ltd *	44,503	364
Magnolia Oil & Gas Corp, Cl A	1,806	41
Marathon Oil Corp	16,949	453
Murphy Oil Corp	449	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nabors Industries Ltd *	367	$45
New Fortress Energy Inc, Cl A	2,307	76
NextDecade Corp *	10,122	52
Noble Corp PLC	1,325	67
Nordic American Tankers Ltd	3,610	15
NOV Inc	482	10
Occidental Petroleum Corp	1,754	114
ONEOK Inc	10,887	691
Overseas Shipholding Group, Cl A *	23,522	103
Ovintiv Inc	4,569	217
Patterson-UTI Energy Inc	4,952	69
PBF Energy Inc, Cl A	316	17
Peabody Energy Corp	612	16
Pioneer Natural Resources Co	5,512	1,265
Range Resources Corp	4,411	143
RPC Inc	1,226	11
Schlumberger NV	35,254	2,055
Scorpio Tankers Inc	270	15
SM Energy Co	840	33
Southwestern Energy Co *	21,739	140
Targa Resources Corp	5,305	455
Teekay *	15,129	93
Teekay Tankers Ltd, Cl A	1,755	73
Texas Pacific Land Corp	315	574
Uranium Energy Corp *	15,244	79
Valaris Ltd *	739	55
Vitesse Energy Inc	272	6
Weatherford International *	1,190	108
Williams Cos Inc/The	46,253	1,558
World Fuel Services Corp	4,395	99

		22,198
Financials — 13.3%
Affiliated Managers Group Inc	910	119
Affirm Holdings Inc, Cl A *	2,309	49
Aflac Inc	4,907	377
AGNC Investment Corp ‡	2,838	27
Allstate Corp/The	3,458	385
Ally Financial Inc	1,575	42
Amalgamated Financial Corp	2,110	36
American Express Co	9,360	1,396
American Financial Group Inc/OH	89	10
American International Group Inc	3,342	203
Ameriprise Financial Inc	1,250	412
Ameris Bancorp	1,129	43
AMERISAFE Inc	743	37
Annaly Capital Management Inc ‡	655	12
Aon PLC, Cl A	3,101	1,005
Apollo Commercial Real Estate Finance Inc ‡	2,686	27
Apollo Global Management Inc	1,165	105
Arch Capital Group Ltd *	2,404	192
Ares Management Corp, Cl A	632	65

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Argo Group International Holdings Ltd	750	$22
Arthur J Gallagher & Co	1,610	367
Artisan Partners Asset Management Inc, Cl A	1,589	59
Associated Banc-Corp	4,274	73
Assurant Inc	87	12
Assured Guaranty Ltd	994	60
Atlantic Union Bankshares Corp	1,302	37
Axis Capital Holdings Ltd	825	47
Axos Financial Inc *	310	12
Bank of America Corp	63,441	1,737
Bank of Hawaii Corp	1,051	52
Bank of Marin Bancorp	1,079	20
Bank of New York Mellon Corp/The	12,656	540
Bank of NT Butterfield & Son Ltd/The	1,324	36
Bank OZK	366	14
BankUnited Inc	346	8
Banner Corp	851	36
Berkshire Hathaway Inc, Cl B *	19,929	6,981
Berkshire Hills Bancorp Inc	1,501	30
BlackRock Inc, Cl A	1,878	1,214
Blackstone Inc	6,935	743
Block Inc, Cl A *	4,127	183
BOK Financial Corp	568	45
Bread Financial Holdings Inc	1,335	46
Brighthouse Financial Inc *	268	13
Brown & Brown Inc	290	20
Cadence Bank	1,525	32
Capital One Financial Corp	3,914	380
Capitol Federal Financial Inc	3,529	17
Carlyle Group Inc/The	923	28
Cass Information Systems Inc	865	32
Cathay General Bancorp	1,291	45
Cboe Global Markets Inc	99	15
Central Pacific Financial Corp	1,651	28
Charles Schwab Corp/The	16,432	902
Chimera Investment Corp ‡	2,402	13
Chubb Ltd	6,169	1,284
Cincinnati Financial Corp	891	91
Citigroup Inc	23,089	950
Citizens Financial Group Inc	3,587	96
City Holding Co	607	55
CME Group Inc, Cl A	4,726	946
CNA Financial Corp	253	10
Cohen & Steers Inc	764	48
Columbia Banking System Inc	1,640	33
Comerica Inc	1,232	51
Commerce Bancshares Inc/MO	1,722	83
Community Bank System Inc	710	30
ConnectOne Bancorp Inc	1,891	34
Credit Acceptance Corp *	177	81
Cullen/Frost Bankers Inc	121	11

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dime Community Bancshares Inc	1,467	$29
Discover Financial Services	10,158	880
Eagle Bancorp Inc	1,035	22
East West Bancorp Inc	1,710	90
eHealth Inc *	512	4
Ellington Financial Inc ‡	2,748	34
Enterprise Financial Services Corp	1,063	40
Equitable Holdings Inc	432	12
Essent Group Ltd	970	46
Euronet Worldwide Inc *	74	6
Evercore Inc, Cl A	659	91
Everest Group	179	67
Eversource Energy	10,983	639
EVERTEC Inc	1,569	58
F&G Annuities & Life Inc	2,571	72
FactSet Research Systems Inc	306	134
FB Financial Corp	1,250	35
Federal Agricultural Mortgage Corp, Cl C	119	18
Fidelity National Financial Inc	1,063	44
Fidelity National Information Services Inc	7,874	435
Fifth Third Bancorp	4,599	117
First American Financial Corp	814	46
First BanCorp/Puerto Rico	821	11
First Busey Corp	1,790	34
First Citizens BancShares Inc/NC, Cl A	75	104
First Commonwealth Financial Corp	3,365	41
First Financial Bancorp	1,921	38
First Financial Bankshares Inc	1,378	35
First Hawaiian Inc	3,126	56
First Horizon Corp	22,027	243
First Interstate BancSystem Inc, Cl A	1,171	29
First Merchants Corp	1,182	33
FirstCash Holdings Inc	612	61
Fiserv Inc *	5,664	640
FleetCor Technologies Inc *	277	71
FNB Corp/PA	3,907	42
Franklin Resources Inc	6,856	169
Fulton Financial Corp	2,789	34
Genworth Financial Inc, Cl A *	10,439	61
German American Bancorp Inc	1,414	38
Global Payments Inc	2,965	342
Globe Life Inc	108	12
Goldman Sachs Group Inc/The	3,960	1,281
Goosehead Insurance Inc, Cl A *	215	16
Hancock Whitney Corp	1,142	42
Hannon Armstrong Sustainable Infrastructure Capital Inc	7,020	149
Hanover Insurance Group Inc/The	124	14
HarborOne Bancorp Inc	861	8
Hartford Financial Services Group Inc/The	1,006	71
Heartland Financial USA Inc	1,003	30
Heritage Financial Corp/WA	1,744	28

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Home BancShares Inc/AR	2,523	$53
HomeStreet Inc	309	2
Hope Bancorp Inc	3,233	29
Horace Mann Educators Corp	1,125	33
Houlihan Lokey Inc, Cl A	192	21
Huntington Bancshares Inc/OH	9,540	99
Independent Bank Corp	580	28
Independent Bank Group Inc	846	33
Intercontinental Exchange Inc	5,500	605
Invesco Ltd	18,276	265
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	96
James River Group Holdings Ltd	1,180	18
Janus Henderson Group PLC	1,207	31
Jefferies Financial Group Inc	2,313	85
JPMorgan Chase & Co	30,522	4,426
KeyCorp	12,904	139
Kinsale Capital Group Inc	73	30
KKR & Co Inc	3,222	198
Lakeland Bancorp Inc	2,890	36
Lazard Ltd, Cl A	2,316	72
Lemonade Inc *	1,665	19
LendingTree Inc *	175	3
Lincoln National Corp	3,621	89
Loews Corp	222	14
LPL Financial Holdings Inc	1,036	246
M&T Bank Corp	1,519	192
MarketAxess Holdings Inc	144	31
Marsh & McLennan Cos Inc	11,475	2,184
Mastercard Inc, Cl A	9,928	3,931
Mercury General Corp	233	7
MetLife Inc	6,576	414
MFA Financial Inc ‡	1,584	15
MGIC Investment Corp	3,455	58
Moelis & Co, Cl A	461	21
Moody's Corp	4,810	1,521
Morgan Stanley	15,681	1,281
Morningstar Inc	67	16
Mr Cooper Group Inc *	335	18
MSCI Inc, Cl A	635	326
Nasdaq Inc	7,134	347
NBT Bancorp Inc	1,213	38
Nelnet Inc, Cl A	145	13
New York Community Bancorp Inc	951	11
New York Mortgage Trust Inc ‡	1,944	17
NMI Holdings Inc, Cl A *	1,470	40
Northern Trust Corp	7,549	525
Northfield Bancorp Inc	2,868	27
OFG Bancorp	2,119	63
Old National Bancorp/IN	5,093	74
OneMain Holdings Inc, Cl A	258	10
Orchid Island Capital Inc, Cl A ‡	3,472	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pacific Premier Bancorp Inc	3,188	$69
PacWest Bancorp	1,283	10
Palomar Holdings Inc, Cl A *	145	7
Pathward Financial Inc	266	12
PayPal Holdings Inc *	16,718	977
PennyMac Mortgage Investment Trust ‡	24,099	299
Pinnacle Financial Partners Inc	1,489	100
PNC Financial Services Group Inc/The	5,690	699
Popular Inc	1,507	95
PRA Group Inc *	1,320	25
Primerica Inc	323	63
Principal Financial Group Inc	662	48
Priority Technology Holdings Inc *	10,659	35
ProAssurance Corp	1,351	26
PROG Holdings Inc *	832	28
Progressive Corp/The	7,459	1,039
Prosperity Bancshares Inc	1,192	65
Provident Financial Services Inc	1,988	30
Prudential Financial Inc	15,519	1,473
Radian Group Inc	1,924	48
Raymond James Financial Inc	1,949	196
Redwood Trust Inc ‡	2,992	21
Regions Financial Corp	62,324	1,072
Reinsurance Group of America Inc, Cl A	578	84
RenaissanceRe Holdings Ltd	69	14
Renasant Corp	1,366	36
Repay Holdings Corp, Cl A *	7,436	56
Rithm Capital Corp ‡	1,403	13
RLI Corp	545	74
S&P Global Inc	5,805	2,121
Sandy Spring Bancorp Inc	1,350	29
Seacoast Banking Corp of Florida	1,616	35
ServisFirst Bancshares Inc	187	10
SLM Corp	8,316	113
SouthState Corp	216	15
Starwood Property Trust Inc ‡	2,000	39
State Street Corp	9,970	668
Stellar Bancorp Inc	1,869	40
Stifel Financial Corp	245	15
Synchrony Financial	4,720	144
Synovus Financial Corp	1,267	35
T Rowe Price Group Inc	2,711	284
Texas Capital Bancshares Inc *	822	48
TFS Financial Corp	573	7
TPG RE Finance Trust Inc ‡	2,439	16
Travelers Cos Inc/The	4,033	659
TriCo Bancshares	1,219	39
Triumph Financial Inc *	822	53
Truist Financial Corp	14,236	407
Trustmark Corp	1,410	31
Two Harbors Investment Corp ‡	1,597	21
UMB Financial Corp	715	44

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Univest Financial Corp	1,820	$32
Unum Group	1,638	81
Upstart Holdings Inc *	1,290	37
US Bancorp	3,295	109
Valley National Bancorp	4,269	37
Veritex Holdings Inc	348	6
Virtu Financial Inc, Cl A	3,026	52
Visa Inc, Cl A	21,213	4,879
W R Berkley Corp	247	16
Walker & Dunlop Inc	749	56
Washington Trust Bancorp Inc	924	24
Webster Financial Corp	2,008	81
Wells Fargo & Co	31,052	1,269
Westamerica BanCorp	731	32
Western Alliance Bancorp	1,801	83
Western Union Co/The	425	6
WEX Inc *	55	10
Willis Towers Watson PLC	907	190
Wintrust Financial Corp	708	53
Zions Bancorp NA	1,771	62

		65,481
Health Care — 13.1%
10X Genomics Inc, Cl A *	954	39
Abbott Laboratories	25,893	2,508
AbbVie Inc	22,228	3,313
Acadia Healthcare Co Inc *	220	15
Accolade Inc *	956	10
AdaptHealth Corp, Cl A *	2,632	24
Adaptive Biotechnologies Corp *	1,704	9
Addus HomeCare Corp *	495	42
Agilent Technologies Inc	5,441	608
Agios Pharmaceuticals Inc *	1,062	26
Akero Therapeutics Inc *	913	46
Alector Inc *	2,628	17
Align Technology Inc *	311	95
Allogene Therapeutics Inc *	1,838	6
Alnylam Pharmaceuticals Inc *	562	100
Amedisys Inc *	56	5
Amgen Inc	7,026	1,888
Amicus Therapeutics Inc *	5,193	63
AMN Healthcare Services Inc *	832	71
AnaptysBio Inc *	1,908	34
Anika Therapeutics Inc *	920	17
Apollo Medical Holdings Inc *	344	11
Arcturus Therapeutics Holdings Inc *	483	12
Arcus Biosciences Inc *	2,371	43
Arrowhead Pharmaceuticals Inc *	251	7
Arvinas Inc *	1,298	26
Atara Biotherapeutics Inc *	3,254	5
AtriCure Inc *	1,029	45
Atrion Corp	71	29
Avanos Medical Inc *	301	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avantor Inc *	1,656	$35
Avidity Biosciences Inc *	2,388	15
Avista Public Acquisition Corp II, Cl W *	2,263	12
Axonics Inc *	351	20
Azenta Inc *	207	10
Baxter International Inc	12,373	467
Becton Dickinson & Co	4,437	1,147
BioCryst Pharmaceuticals Inc *	1,030	7
Biogen Inc *	2,874	739
Biohaven Ltd *	45	1
BioLife Solutions Inc *	2,163	30
BioMarin Pharmaceutical Inc *	1,042	92
Bio-Rad Laboratories Inc, Cl A *	32	12
Bio-Techne Corp	212	14
Bluebird Bio Inc *	645	2
Boston Scientific Corp *	16,399	866
Bridgebio Pharma Inc *	241	6
Bristol-Myers Squibb Co	30,047	1,744
Brookdale Senior Living Inc *	7,397	31
Bruker Corp	233	15
Cara Therapeutics Inc *	2,942	5
Cardinal Health Inc	2,213	192
CareDx Inc *	6,310	44
Cassava Sciences Inc *	614	10
Castle Biosciences Inc *	730	12
Catalent Inc *	949	43
Catalyst Pharmaceuticals Inc *	11,416	133
Cencora, Cl A	589	106
Centene Corp *	4,805	331
Charles River Laboratories International Inc *	77	15
Cigna Group/The	6,030	1,725
Collegium Pharmaceutical Inc *	2,915	65
Cooper Cos Inc/The	236	75
Corcept Therapeutics Inc *	3,878	106
CorVel Corp *	125	25
Crinetics Pharmaceuticals Inc *	2,310	69
CryoPort Inc *	871	12
CVS Health Corp	8,384	585
Cytokinetics Inc *	7,134	210
Danaher Corp	7,586	1,882
DaVita Inc *	160	15
Deciphera Pharmaceuticals Inc *	716	9
Denali Therapeutics Inc *	2,631	54
DENTSPLY SIRONA Inc	3,113	106
Dexcom Inc *	3,388	316
Dynavax Technologies Corp *	4,355	64
Eagle Pharmaceuticals Inc/DE *	1,045	17
Editas Medicine Inc, Cl A *	1,596	12
Edwards Lifesciences Corp *	8,484	588
Elanco Animal Health Inc *	398	5
Elevance Health Inc	5,075	2,210

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eli Lilly & Co	11,139	$5,983
Embecta Corp	887	13
Emergent BioSolutions Inc *	950	3
Enanta Pharmaceuticals Inc *	785	9
Encompass Health Corp	164	11
Enhabit Inc *	82	1
Enovis Corp *	485	26
Envista Holdings Corp *	317	9
Exact Sciences Corp *	930	63
Exelixis Inc *	4,344	95
Fate Therapeutics Inc *	3,277	7
Fortrea Holdings *	515	15
Fulgent Genetics Inc *	853	23
GE HealthCare Technologies Inc	153	10
Gilead Sciences Inc	14,228	1,066
Glaukos Corp *	167	13
Globus Medical Inc, Cl A *	179	9
Haemonetics *	195	17
Halozyme Therapeutics Inc *	2,641	101
HCA Healthcare Inc	2,314	569
Health Catalyst Inc *	1,594	16
HealthEquity Inc *	673	49
Henry Schein Inc *	2,612	194
Hologic Inc *	927	64
Horizon Therapeutics PLC *	1,437	166
Humana Inc	529	257
ICON *	572	141
ICU Medical Inc *	62	7
Ideaya Biosciences Inc *	4,068	110
IDEXX Laboratories Inc *	707	309
IGM Biosciences Inc *	1,084	9
Illumina Inc *	3,200	439
ImmunityBio Inc *	12,691	21
Inari Medical Inc *	419	27
Incyte Corp *	1,063	61
Innoviva Inc *	3,557	46
Inogen Inc *	706	4
Insmed Inc *	2,129	54
Insulet Corp *	65	10
Integer Holdings Corp *	625	49
Integra LifeSciences Holdings Corp *	188	7
Intellia Therapeutics Inc *	1,231	39
Intercept Pharmaceuticals Inc *	417	8
Intra-Cellular Therapies Inc *	3,894	203
Intuitive Surgical Inc *	4,209	1,230
Ionis Pharmaceuticals Inc *	782	36
Iovance Biotherapeutics Inc *	1,433	7
IQVIA Holdings Inc *	491	97
iRhythm Technologies Inc *	210	20
Ironwood Pharmaceuticals Inc, Cl A *	3,844	37
Johnson & Johnson	32,711	5,095
Kiniksa Pharmaceuticals Ltd, Cl A *	801	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kodiak Sciences Inc *	1,218	$2
Krystal Biotech Inc *	823	95
Kura Oncology Inc *	3,438	31
Laboratory Corp of America Holdings	515	104
Lantheus Holdings Inc *	2,408	167
Ligand Pharmaceuticals Inc *	462	28
LivaNova PLC *	657	35
MacroGenics Inc *	1,782	8
Madrigal Pharmaceuticals Inc *	531	78
McKesson Corp	1,233	536
MeiraGTx Holdings plc *	4,240	21
Merck & Co Inc	36,210	3,728
Mettler-Toledo International Inc *	404	448
Mirati Therapeutics Inc *	429	19
Moderna Inc *	4,368	451
Myriad Genetics Inc *	1,860	30
Natera Inc *	229	10
National Research Corp	779	35
Neogen Corp *	300	6
Neurocrine Biosciences Inc *	1,089	123
Nevro Corp *	83	2
NextGen Healthcare Inc *	3,392	81
Novavax Inc *	816	6
Novocure Ltd *	905	15
Omnicell Inc *	466	21
Option Care Health Inc *	648	21
OraSure Technologies Inc *	6,042	36
Organon & Co	649	11
Pediatrix Medical Group Inc *	417	5
Pennant Group Inc/The *	1,609	18
Penumbra Inc *	72	17
Pfizer Inc	71,397	2,368
Phreesia Inc *	361	7
PMV Pharmaceuticals *	12,323	76
Premier Inc, Cl A	2,266	49
Protagonist Therapeutics Inc *	1,083	18
PTC Therapeutics Inc *	1,021	23
QIAGEN NV *	2,338	95
Quest Diagnostics Inc	865	105
Recursion Pharmaceuticals, Cl A *	11,559	88
Regeneron Pharmaceuticals Inc *	1,105	909
REGENXBIO *	456	8
Repligen Corp *	553	88
ResMed Inc	2,930	433
Revance Therapeutics Inc *	3,056	35
Revvity	120	13
Rocket Pharmaceuticals Inc *	932	19
Sage Therapeutics Inc *	516	11
Sarepta Therapeutics Inc *	87	11
Seagen Inc *	750	159
Shockwave Medical Inc *	49	10
Simulations Plus Inc	1,477	62

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
STAAR Surgical Co *	2,233	$90
Stryker Corp	3,476	950
Supernus Pharmaceuticals Inc *	2,174	60
Surmodics Inc *	1,169	38
Tactile Systems Technology Inc *	728	10
Tandem Diabetes Care Inc *	144	3
Teleflex Inc	742	146
Theravance Biopharma Inc *	2,200	19
Thermo Fisher Scientific Inc	4,827	2,443
Travere Therapeutics Inc *	3,434	31
Twist Bioscience Corp *	606	12
Ultragenyx Pharmaceutical Inc *	1,143	41
United Therapeutics Corp *	559	126
UnitedHealth Group Inc	11,188	5,641
Universal Health Services Inc, Cl B	80	10
US Physical Therapy Inc	428	39
Utah Medical Products Inc	515	44
Varex Imaging Corp *	1,631	31
Vaxcyte Inc *	1,042	53
Veeva Systems Inc, Cl A *	1,157	235
Veradigm Inc *	3,611	47
Vericel Corp *	1,218	41
Vertex Pharmaceuticals Inc *	3,305	1,149
Viatris Inc, Cl W	1,277	13
Waters Corp *	395	108
West Pharmaceutical Services Inc	1,748	656
Xencor Inc *	1,686	34
Y-mAbs Therapeutics Inc *	3,117	17
Zentalis Pharmaceuticals Inc *	497	10
Zimmer Biomet Holdings Inc	3,501	393
Zimvie Inc *	350	3
Zoetis Inc, Cl A	6,022	1,048

		64,611
Industrials — 8.9%
3M Co	10,841	1,015
A O Smith Corp	1,708	113
AAON Inc	288	16
ABM Industries Inc	3,427	137
ACCO Brands Corp	5,214	30
Acuity Brands Inc	84	14
AerSale Corp *	12,013	179
AGCO Corp	149	18
Air Lease Corp, Cl A	1,053	42
Alamo Group Inc	86	15
Alaska Air Group Inc *	4,763	177
Albany International Corp, Cl A	652	56
Allegion PLC	855	89
Allison Transmission Holdings Inc	1,870	110
American Airlines Group Inc *	405	5
American Woodmark Corp *	461	35
AMETEK Inc	1,369	202
Amprius Technologies *	12,555	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apogee Enterprises Inc	1,229	$58
Applied Industrial Technologies Inc	745	115
ArcBest Corp	336	34
Archer Aviation Inc, Cl A *	42,816	217
Arcosa Inc	1,128	81
Argan Inc	1,315	60
Armstrong World Industries Inc	161	12
ASGN Inc *	146	12
Astec Industries Inc	204	10
Astronics Corp *	3,653	58
Atkore Inc *	453	68
Automatic Data Processing Inc	8,872	2,134
Avis Budget Group Inc *	445	80
Axon Enterprise Inc *	1,577	314
AZZ Inc	1,071	49
Barnes Group Inc	807	27
Blink Charging Co *	1,491	5
Bloom Energy Corp, Cl A *	4,597	61
Brink's Co/The	540	39
Broadridge Financial Solutions Inc	720	129
Cadre Holdings Inc	1,351	36
Carlisle Cos Inc	311	81
Carrier Global Corp	6,184	341
CBIZ Inc *	1,805	94
Ceridian HCM Holding Inc *	792	54
CH Robinson Worldwide Inc	148	13
Chart Industries Inc *	576	97
Cintas Corp	1,907	917
Clarivate *	11,944	80
Clean Harbors Inc *	137	23
CNH Industrial	7,547	91
Comfort Systems USA Inc	988	168
Concentrix Corp	387	31
Construction Partners Inc, Cl A *	391	14
Copart Inc *	5,136	221
Crane	135	12
CSG Systems International Inc	965	49
CSW Industrials Inc	116	20
CSX Corp	29,082	894
Cummins Inc	3,179	726
Custom Truck One Source *	15,463	96
Deere & Co	4,735	1,787
Delta Air Lines Inc	29,646	1,097
Deluxe Corp	981	19
Distribution Solutions Group *	4,890	127
Donaldson Co Inc	202	12
Dover Corp	383	53
Dycom Industries Inc *	1,064	95
Eaton Corp PLC	9,852	2,101
EMCOR Group Inc	565	119
Emerson Electric Co	6,592	637
Enerpac Tool Group Corp, Cl A	2,369	63

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EnerSys	664	$63
Eneti	9,684	98
Enovix Corp *	4,020	50
EnPro Industries Inc	738	89
Enviri *	7,225	52
Equifax Inc	64	12
Esab Corp	485	34
ESCO Technologies Inc	568	59
Eve Holding *	12,343	102
ExlService Holdings Inc *	680	19
Expeditors International of Washington Inc	1,163	133
Exponent Inc	135	12
Fastenal Co	242	13
Federal Signal Corp	1,560	93
FedEx Corp	2,712	718
Flowserve Corp	239	10
Forrester Research Inc *	1,169	34
Fortune Brands Innovations Inc	174	11
Forward Air Corp	144	10
Franklin Electric Co Inc	180	16
FTI Consulting Inc *	443	79
Generac Holdings Inc *	203	22
General Electric Co	13,038	1,441
Genpact Ltd	5,562	201
Gibraltar Industries Inc *	164	11
Graco Inc	223	16
GrafTech International Ltd	954	4
Granite Construction Inc	1,780	68
Great Lakes Dredge & Dock Corp *	4,289	34
Greenbrier Cos Inc/The	1,583	63
GXO Logistics Inc *	1,041	61
Healthcare Services Group Inc	422	4
HEICO Corp	4,351	705
HEICO Corp, Cl A	2,955	382
Helios Technologies Inc	1,091	61
Herc Holdings Inc	1,012	120
Hexcel Corp	15,837	1,032
Hillenbrand Inc	300	13
HireRight Holdings Corp *	4,409	42
HNI Corp	1,910	66
Howmet Aerospace Inc	8,758	405
Hubbell Inc, Cl B	78	24
ICF International Inc	545	66
IDEX Corp	68	14
Illinois Tool Works Inc	8,333	1,919
Ingersoll Rand Inc	2,900	185
Insperity Inc	592	58
Interface Inc, Cl A	18,735	184
ITT Inc	1,404	137
JB Hunt Transport Services Inc	437	82
JetBlue Airways Corp *	837	4
Joby Aviation *	15,834	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
John Bean Technologies Corp	439	$46
Kadant Inc	65	15
Kaman Corp	27,873	548
Kelly Services Inc, Cl A	2,214	40
Kennametal Inc	1,343	33
Kforce Inc	444	26
Kirby Corp *	1,032	85
Knight-Swift Transportation Holdings Inc, Cl A	1,357	68
Korn Ferry	1,193	57
Landstar System Inc	83	15
Lennox International Inc	44	16
Leonardo DRS *	6,243	104
Li-Cycle Holdings Corp *	8,390	30
Lincoln Electric Holdings Inc	1,027	187
Lindsay Corp	91	11
Liquidity Services Inc *	2,249	40
Luxfer Holdings	3,194	42
Lyft Inc, Cl A *	7,511	79
ManpowerGroup Inc	3,586	263
Marten Transport Ltd	592	12
Masco Corp	245	13
Masterbrand Inc *	174	2
Matson Inc	1,273	113
Maximus Inc	682	51
McGrath RentCorp	666	67
MDU Resources Group Inc	386	8
Middleby Corp/The *	103	13
MillerKnoll Inc	2,900	71
MRC Global Inc *	3,597	37
MSC Industrial Direct Co Inc, Cl A	1,115	109
Nordson Corp	600	134
Norfolk Southern Corp	2,628	518
NOW Inc *	4,359	52
NV5 Global Inc *	202	19
Old Dominion Freight Line Inc	42	17
Omega Flex Inc	70	6
OPENLANE *	2,303	34
Oshkosh Corp	2,762	264
Otis Worldwide Corp	2,457	197
Owens Corning	4,958	676
PACCAR Inc	2,950	251
Park Aerospace Corp	965	15
Parker-Hannifin Corp	1,231	480
Paychex Inc	2,612	301
Paycom Software Inc	194	50
Paylocity Holding Corp *	417	76
Pentair PLC	245	16
Pitney Bowes Inc	11,792	36
Planet Labs PBC *	11,494	30
Plug Power Inc *	4,368	33
Primoris Services	1,960	64

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Proto Labs Inc *	91	$2
Quanta Services Inc	2,291	429
RB Global	132	8
RBC Bearings Inc *	64	15
Redwire Corp *	40,312	117
Regal Rexnord Corp	1,068	153
Republic Services Inc, Cl A	969	138
Resideo Technologies Inc *	448	7
Robert Half	806	59
Rocket Lab USA Inc *	16,898	74
Rockwell Automation Inc	1,620	463
Rollins Inc	3,532	132
RXO Inc *	1,041	21
Ryder System Inc	1,425	152
Saia Inc *	96	38
Schneider National Inc, Cl B	521	14
Shyft Group Inc/The	429	6
Simpson Manufacturing Co Inc	643	96
SiteOne Landscape Supply Inc *	361	59
Snap-on Inc	318	81
Southwest Airlines Co	322	9
SP Plus Corp *	1,169	42
Spirit AeroSystems Holdings Inc, Cl A	22,727	367
Spirit Airlines Inc	1,221	20
SPX Technologies Inc *	999	81
Stanley Black & Decker Inc	1,349	113
Steelcase Inc, Cl A	2,620	29
Stem Inc *	5,869	25
Stericycle Inc *	179	8
Sunrun Inc *	1,979	25
Tennant Co	639	47
Terex Corp	341	20
Tetra Tech Inc	564	86
Timken Co/The	204	15
Toro Co/The	1,175	98
TPI Composites Inc *	472	1
TransUnion	135	10
Trex Co Inc *	1,134	70
TriNet Group *	877	102
Trinity Industries Inc	511	12
Triton International Ltd	827	66
Triumph Group Inc *	1,853	14
TrueBlue Inc *	12,400	182
TTEC Holdings Inc	202	5
Uber Technologies Inc *	12,728	585
UFP Industries Inc	196	20
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	13
UniFirst Corp/MA	235	38
Union Pacific Corp	7,120	1,450
United Airlines Holdings Inc *	289	12
United Parcel Service Inc, Cl B	8,300	1,294

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
United Rentals Inc	1,692	$752
Upwork Inc *	3,753	43
Valmont Industries Inc	76	18
Verisk Analytics Inc, Cl A	1,729	408
Vertiv Holdings, Cl A	2,945	110
Virgin Galactic Holdings Inc *	91,477	165
Wabash National Corp	3,217	68
Waste Management Inc	6,467	986
Watsco Inc	52	20
Watts Water Technologies Inc, Cl A	507	88
WESCO International Inc	3,661	527
Westinghouse Air Brake Technologies Corp	465	49
WillScot Mobile Mini Holdings Corp, Cl A *	590	25
Woodward Inc	139	17
WW Grainger Inc	2,015	1,394
Xylem Inc/NY	12,492	1,137
Zurn Elkay Water Solutions Corp	1,629	46

		43,525
Information Technology — 26.2%
8x8 Inc *	2,725	7
Accenture PLC, Cl A	9,741	2,992
ACI Worldwide Inc *	1,373	31
Adeia Inc	2,351	25
Adobe Inc *	7,035	3,587
ADTRAN Holdings Inc	979	8
Advanced Energy Industries Inc	725	75
Advanced Micro Devices Inc *	18,853	1,938
Agilysys Inc *	323	21
Akamai Technologies Inc *	7,949	847
Alarm.com Holdings Inc *	1,192	73
Altair Engineering Inc, Cl A *	269	17
Alteryx Inc, Cl A *	635	24
Ambarella Inc *	160	8
Amdocs Ltd	3,632	307
Amkor Technology Inc	3,864	87
Amphenol Corp, Cl A	4,648	390
Analog Devices Inc	5,627	985
ANSYS Inc *	683	203
Appian Corp, Cl A *	1,246	57
Apple Inc	176,702	30,253
Applied Materials Inc	12,856	1,780
Arista Networks Inc *	3,072	565
Arlo Technologies Inc *	7,542	78
Arrow Electronics Inc *	1,639	205
Asana Inc, Cl A *	3,091	57
Aspen Technology Inc *	173	35
Atlassian Corp Ltd, Cl A *	76	15
Autodesk Inc *	3,559	736
Avnet Inc	325	16
Axcelis Technologies Inc *	1,474	240
Badger Meter Inc	775	111
Belden Inc	155	15

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Benchmark Electronics Inc	1,447	$35
Bentley Systems Inc, Cl B	1,422	71
BigCommerce Holdings Inc *	3,803	38
BILL Holdings Inc *	185	20
Blackbaud Inc *	629	44
Blackline Inc *	185	10
Box Inc, Cl A *	539	13
Broadcom Inc	4,787	3,976
Cadence Design Systems Inc *	2,312	542
CDW Corp/DE	806	163
Cerence Inc *	493	10
Ciena Corp *	1,223	58
Cirrus Logic Inc *	640	47
Cisco Systems Inc	62,767	3,374
Cloudflare Inc, Cl A *	1,522	96
Cognex Corp	203	9
Cognizant Technology Solutions Corp, Cl A	8,315	563
Coherent Corp *	265	9
CommScope Holding Co Inc *	7,086	24
CommVault Systems Inc *	219	15
Consensus Cloud Solutions Inc *	180	5
Corning Inc	6,104	186
Crane NXT Co	135	7
Crowdstrike Holdings Inc, Cl A *	80	13
CTS Corp	301	13
Datadog Inc, Cl A *	1,589	145
Digital Turbine Inc *	4,674	28
DocuSign Inc, Cl A *	1,618	68
Dolby Laboratories Inc, Cl A	731	58
Domo Inc, Cl B *	297	3
Dropbox Inc, Cl A *	2,914	79
Dynatrace Inc *	465	22
E2open Parent Holdings *	20,021	91
Ebix Inc	299	3
Elastic NV *	183	15
Enphase Energy Inc *	60	7
Envestnet Inc *	717	32
EPAM Systems Inc *	121	31
Extreme Networks Inc *	6,878	166
F5 Inc *	578	93
Fair Isaac Corp *	16	14
Fastly Inc, Cl A *	905	17
First Solar Inc *	2,469	399
Five9 Inc *	93	6
FormFactor Inc *	353	12
Fortinet Inc *	4,535	266
Gartner Inc *	326	112
Gen Digital Inc	4,737	84
GLOBALFOUNDRIES *	1,732	101
Globant SA *	271	54
GoDaddy Inc, Cl A *	1,102	82
Guidewire Software Inc *	109	10

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hackett Group Inc/The	3,129	$74
HubSpot Inc *	322	159
Infinera Corp *	6,579	27
Insight Enterprises Inc *	132	19
Intel Corp	51,878	1,844
InterDigital Inc	917	74
International Business Machines Corp	13,123	1,841
Intuit Inc	3,714	1,898
IPG Photonics Corp *	558	57
Itron Inc *	588	36
Jabil Inc	1,012	128
Juniper Networks Inc	7,826	217
Keysight Technologies Inc *	8,514	1,126
Kimball Electronics Inc *	2,142	59
KLA Corp	1,803	827
Knowles Corp *	2,314	34
Kulicke & Soffa Industries Inc	764	37
Kyndryl Holdings Inc *	2,624	40
Lam Research Corp	2,119	1,328
Lattice Semiconductor Corp *	369	32
Littelfuse Inc	60	15
Lumentum Holdings Inc *	660	30
Manhattan Associates Inc *	1,278	253
Marathon Digital Holdings Inc *	3,468	29
Marvell Technology Inc	7,143	387
Matterport Inc *	11,962	26
Microchip Technology Inc	1,268	99
Micron Technology Inc	11,221	763
Microsoft Corp	90,047	28,432
MicroStrategy Inc, Cl A *	69	23
MicroVision Inc *	2,858	6
MKS Instruments Inc	103	9
MongoDB Inc, Cl A *	574	198
Monolithic Power Systems Inc	64	30
N-able Inc *	317	4
National Instruments Corp	2,353	140
NCR Corp *	334	9
NetApp Inc	2,936	223
NetScout Systems Inc *	2,073	58
New Relic Inc *	952	81
Novanta Inc *	98	14
Nutanix Inc, Cl A *	359	12
NVIDIA Corp	30,235	13,152
Okta Inc, Cl A *	812	66
ON Semiconductor Corp *	9,112	847
Oracle Corp	24,339	2,578
OSI Systems Inc *	497	59
PagerDuty Inc *	1,821	41
Palantir Technologies Inc, Cl A *	6,527	104
Palo Alto Networks Inc *	2,616	613
Pegasystems Inc	150	6
Perficient Inc *	181	10

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Plexus Corp *	589	$55
Power Integrations Inc	196	15
Procore Technologies Inc *	1,013	66
Progress Software Corp	1,206	63
PROS Holdings Inc *	818	28
PTC Inc *	677	96
Pure Storage Inc, Cl A *	685	24
Qorvo Inc *	100	10
QUALCOMM Inc	14,569	1,618
Qualys Inc *	591	90
Rambus Inc *	3,633	203
Rapid7 Inc *	393	18
RingCentral Inc, Cl A *	699	21
Riot Platforms Inc *	3,379	32
Rogers Corp *	392	52
Roper Technologies Inc	289	140
Salesforce Inc *	16,204	3,286
Sanmina Corp *	189	10
ScanSource Inc *	1,292	39
Semtech Corp *	1,000	26
ServiceNow Inc *	2,243	1,254
Silicon Laboratories Inc *	437	51
Skyworks Solutions Inc	308	30
Smartsheet Inc, Cl A *	266	11
Snowflake Inc, Cl A *	3,330	509
SolarWinds Corp *	317	3
Splunk Inc *	1,357	198
SPS Commerce Inc *	152	26
Super Micro Computer *	385	106
Synaptics Inc *	142	13
Synopsys Inc *	1,235	567
TD SYNNEX Corp	387	39
Teledyne Technologies Inc *	31	13
Teradata Corp *	4,437	200
Teradyne Inc	3,500	352
Texas Instruments Inc	9,105	1,448
Trimble Inc *	2,035	110
TTM Technologies Inc *	3,386	44
Tucows Inc, Cl A *	170	3
Turtle Beach *	10,192	92
Twilio Inc, Cl A *	2,168	127
Tyler Technologies Inc *	393	152
Ubiquiti Inc	48	7
UiPath Inc, Cl A *	4,174	71
Unisys Corp *	689	2
Unity Software Inc *	2,638	83
Universal Display Corp	2,553	401
Varonis Systems Inc, Cl B *	327	10
Verint Systems Inc *	947	22
VeriSign Inc *	802	162
ViaSat Inc *	693	13
Viavi Solutions Inc *	3,355	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
VMware Inc, Cl A *	3,153	$525
Western Digital Corp *	2,423	111
Wolfspeed Inc *	248	9
Workday Inc, Cl A *	2,079	447
Workiva Inc, Cl A *	1,224	124
Xerox Holdings Corp	4,697	74
Xperi Inc *	940	9
Zebra Technologies Corp, Cl A *	438	104
Zoom Video Communications Inc, Cl A *	2,001	140
Zscaler Inc *	786	122

		129,008
Materials — 2.5%
AdvanSix Inc	1,143	36
Air Products and Chemicals Inc	4,688	1,329
Albemarle Corp	752	128
Alcoa Corp	5,657	164
Amcor PLC	4,821	44
AptarGroup Inc	1,944	243
Arch Resources Inc	94	16
Ashland Inc	152	12
ATI Inc *	2,362	97
Avery Dennison Corp	88	16
Avient Corp	1,216	43
Axalta Coating Systems Ltd *	7,963	214
Balchem Corp	107	13
Ball Corp	15,648	779
Berry Global Group Inc	3,314	205
Cabot Corp	238	16
Carpenter Technology Corp	1,006	68
Celanese Corp, Cl A	93	12
CF Industries Holdings Inc	1,865	160
Chemours Co/The	2,832	79
Cleveland-Cliffs Inc *	11,888	186
Coeur Mining Inc *	6,945	15
Commercial Metals Co	1,211	60
Compass Minerals International Inc	851	24
Constellium SE, Cl A *	4,520	82
Corteva Inc	885	45
Crown Holdings Inc	6,925	613
Dow Inc	6,392	330
DuPont de Nemours Inc	3,212	240
Eagle Materials Inc	126	21
Eastman Chemical Co	9,101	698
Ecolab Inc	2,293	388
FMC Corp	2,400	161
Freeport-McMoRan Inc	27,003	1,007
Graphic Packaging Holding Co	681	15
Greif Inc, Cl A	1,122	75
HB Fuller Co	158	11
Huntsman Corp	475	12
Ingevity Corp *	563	27
Innospec Inc	499	51

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
International Flavors & Fragrances Inc	2,307	$157
International Paper Co	360	13
Knife River *	96	5
Livent Corp *	5,807	107
Louisiana-Pacific Corp	1,740	96
LyondellBasell Industries NV, Cl A	2,182	207
Martin Marietta Materials Inc	397	163
Minerals Technologies Inc	182	10
Mosaic Co/The	3,590	128
Newmont Corp	21,956	811
Novagold Resources Inc *	1,266	5
Nucor Corp	1,828	286
Packaging Corp of America	101	16
PPG Industries Inc	2,274	295
Quaker Chemical Corp	55	9
Reliance Steel & Aluminum Co	412	108
Royal Gold Inc	512	54
Schnitzer Steel Industries Inc, Cl A	1,418	40
Scotts Miracle-Gro Co/The	163	8
Sealed Air Corp	293	10
Sensient Technologies Corp	161	9
Sherwin-Williams Co/The	4,241	1,082
Sonoco Products Co	185	10
Southern Copper Corp	272	20
Steel Dynamics Inc	2,648	284
Stepan Co	138	10
Summit Materials Inc, Cl A *	447	14
Sylvamo Corp	32	1
TriMas Corp	1,583	39
Trinseo PLC	1,345	11
Tronox Holdings PLC	4,385	59
United States Lime & Minerals Inc	98	20
United States Steel Corp	3,709	120
Vulcan Materials Co	665	134
Warrior Met Coal Inc	969	50
Westlake Corp	137	17
Westrock Co	336	12
Worthington Industries Inc	223	14

		12,169
Real Estate — 2.8%
Acadia Realty Trust ‡	1,946	28
Agree Realty Corp ‡	736	41
Alexander & Baldwin Inc ‡	2,342	39
Alexandria Real Estate Equities Inc ‡	1,497	150
American Homes 4 Rent, Cl A ‡	375	13
American Tower Corp, Cl A ‡	5,189	853
Anywhere Real Estate Inc *	4,621	30
Apartment Income Corp ‡	304	9
Apartment Investment and Management Co, Cl A *‡	1,711	12
Apple Hospitality Inc ‡	718	11
AvalonBay Communities Inc ‡	3,261	560

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Boston Properties Inc ‡	1,468	$87
Brandywine Realty Trust ‡	14,492	66
Brixmor Property Group Inc ‡	4,703	98
Camden Property Trust ‡	125	12
CareTrust Inc ‡	2,438	50
CBRE Group Inc, Cl A *	13,376	988
Community Healthcare Trust Inc ‡	1,136	34
COPT Defense Properties ‡	7,752	185
CoStar Group Inc *	1,202	92
Cousins Properties Inc ‡	289	6
Crown Castle Inc ‡	4,174	384
CubeSmart ‡	377	14
DiamondRock Hospitality Co ‡	4,575	37
Digital Realty Trust Inc ‡	2,674	324
Douglas Emmett Inc ‡	448	6
EastGroup Properties Inc ‡	306	51
Elme Communities ‡	1,705	23
Empire State Realty Trust Inc, Cl A ‡	5,592	45
EPR Properties ‡	735	30
Equinix Inc ‡	1,035	752
Equity Commonwealth ‡	846	15
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	205
Essential Properties Realty Trust Inc ‡	2,028	44
Essex Property Trust Inc ‡	454	96
Extra Space Storage Inc ‡	959	117
Federal Realty Investment Trust ‡	114	10
First Industrial Realty Trust Inc ‡	263	12
Four Corners Property Trust Inc ‡	1,848	41
Gaming and Leisure Properties Inc ‡	283	13
Global Net Lease Inc ‡	2,484	24
Healthcare Realty Trust Inc, Cl A ‡	392	6
Healthpeak Properties Inc ‡	9,384	172
Highwoods Properties Inc ‡	247	5
Host Hotels & Resorts Inc ‡	17,568	282
Howard Hughes Holdings *	795	59
Hudson Pacific Properties Inc ‡	2,475	16
Innovative Industrial Properties Inc, Cl A ‡	59	4
Invitation Homes Inc ‡	1,509	48
Iron Mountain Inc ‡	5,996	356
JBG SMITH Properties ‡	2,065	30
Jones Lang LaSalle Inc *	1,270	179
Kilroy Realty Corp ‡	4,516	143
Kimco Realty Corp ‡	5,716	101
Kite Realty Group Trust ‡	3,286	70
Lamar Advertising Co, Cl A ‡	1,059	88
LTC Properties Inc ‡	1,142	37
LXP Industrial Trust ‡	966	9
Macerich Co/The ‡	5,508	60
Marcus & Millichap Inc	1,380	40
Medical Properties Trust Inc ‡	2,513	14
Mid-America Apartment Communities Inc ‡	318	41

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
National Health Investors Inc ‡	635	$33
Newmark Group Inc, Cl A	3,753	24
Office Properties Income Trust ‡	1,618	7
Omega Healthcare Investors Inc ‡	1,229	41
Orion Office Inc ‡	124	1
Outfront Media Inc ‡	1,951	20
Paramount Group Inc ‡	5,922	27
Park Hotels & Resorts Inc ‡	1,996	25
Pebblebrook Hotel Trust ‡	1,899	26
Physicians Realty Trust ‡	2,753	34
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	13
PotlatchDeltic Corp ‡	231	10
Prologis Inc ‡	19,306	2,166
Public Storage ‡	1,303	343
Rayonier Inc ‡	1,593	45
RE/MAX Holdings Inc, Cl A	1,292	17
Realty Income Corp ‡	4,725	236
Redfin Corp *	458	3
Regency Centers Corp ‡	18,570	1,104
Rexford Industrial Realty Inc ‡	241	12
RLJ Lodging Trust ‡	2,849	28
RMR Group Inc/The, Cl A	1,095	27
RPT Realty ‡	3,429	36
Ryman Hospitality Properties Inc ‡	577	48
Safehold Inc ‡	968	17
SBA Communications Corp, Cl A ‡	684	137
Service Properties Trust ‡	483	4
Simon Property Group Inc ‡	3,706	400
SITE Centers Corp ‡	3,734	46
SL Green Realty Corp ‡	2,468	92
Spirit Realty Capital Inc ‡	237	8
St Joe Co/The	460	25
STAG Industrial Inc ‡	359	12
Star Holdings *‡	480	6
Summit Hotel Properties Inc ‡	4,173	24
Sun Communities Inc ‡	272	32
Tanger Factory Outlet Centers Inc ‡	647	15
UDR Inc ‡	250	9
Uniti Group Inc ‡	1,247	6
Urban Edge Properties ‡	2,679	41
Ventas Inc ‡	3,279	138
VICI Properties Inc, Cl A ‡	5,265	153
Vornado Realty Trust ‡	2,903	66
Welltower Inc ‡	4,270	350
Weyerhaeuser Co ‡	17,005	521
WP Carey Inc ‡	149	8
Xenia Hotels & Resorts Inc ‡	2,347	28
Zillow Group Inc, Cl C *	1,112	51

		13,893
Utilities — 2.0%
AES Corp/The	5,282	80
ALLETE Inc	620	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Alliant Energy Corp	213	$10
Ameren Corp	141	11
American Electric Power Co Inc	5,930	446
American States Water Co	580	46
American Water Works Co Inc	2,717	336
Atmos Energy Corp	461	49
Avangrid Inc	1,720	52
CenterPoint Energy Inc	434	12
Clearway Energy Inc, Cl A	1,758	35
Clearway Energy Inc, Cl C	456	10
CMS Energy Corp	20,708	1,100
Consolidated Edison Inc	6,234	533
Constellation Energy Corp	631	69
Dominion Energy Inc	10,171	454
DTE Energy Co	876	87
Duke Energy Corp	11,833	1,044
Edison International	3,288	208
Entergy Corp	2,276	211
Essential Utilities Inc	331	11
Evergy Inc	180	9
Exelon Corp	11,090	419
FirstEnergy Corp	1,531	52
Hawaiian Electric Industries Inc	249	3
IDACORP Inc	108	10
MGE Energy Inc	631	43
National Fuel Gas Co	223	12
New Jersey Resources Corp	1,111	45
NextEra Energy Inc	27,072	1,551
NiSource Inc	419	10
Northwest Natural Holding Co	699	27
NRG Energy Inc	323	12
OGE Energy Corp	261	9
Ormat Technologies Inc	644	45
PG&E Corp *	692	11
Pinnacle West Capital Corp	2,640	195
PNM Resources Inc	975	44
Portland General Electric Co	894	36
PPL Corp	2,577	61
Public Service Enterprise Group Inc	210	12
Sempra	6,186	421
SJW Group	716	43
Southern Co/The	5,796	375
Sunnova Energy International Inc *	810	8
UGI Corp	253	6
Vistra Corp	2,088	69
WEC Energy Group Inc	2,560	206
Xcel Energy Inc	21,147	1,210

		9,781
Total Common Stock
(Cost $258,478) ($ Thousands)		480,847

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK†† — 1.0%

Ireland — 0.7%
Ardmore Shipping Corp	5,335	$69
Cimpress PLC *	398	28
Jazz Pharmaceuticals PLC *	616	80
Linde PLC	4,543	1,692
Medtronic PLC	19,976	1,565
Perrigo Co PLC	211	7

		3,441

United Kingdom — 0.3%
Alkermes PLC *	2,433	68
Cushman & Wakefield PLC *	2,593	20
Gates Industrial Corp PLC *	886	10
Johnson Controls International PLC	8,308	442
nVent Electric PLC	457	24
Sensata Technologies Holding PLC	4,273	162
STERIS PLC	1,716	376
Trane Technologies PLC	1,779	361

		1,463

Total Foreign Common Stock
(Cost $4,066) ($ Thousands)		4,904

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.21%**†	3,983,881	3,984

Total Cash Equivalent
(Cost $3,984) ($ Thousands)		3,984

Total Investments in Securities — 99.6%
(Cost $266,528) ($ Thousands)		$489,735

A list of the open futures held by the Fund at September 30, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	13	Dec-2023	$1,195	$1,169	$(26)
S&P 500 Index E-MINI	14	Dec-2023	3,142	3,028	(114)
			$4,337	$4,197	$(140)

The futures contracts are considered to have equity rate risk associated with them.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Growth Fund (Concluded)

Percentages are based on Net Assets of $491,780 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2023.

†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 9/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,867	$21,620	$(20,503)	$—	$—	$3,984	$33	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 45.3%
Agency Mortgage-Backed Obligations — 38.3%
FHLMC
6.500%, 12/01/2035 to 05/01/2053	$613	$619
6.000%, 03/01/2035 to 03/01/2053	734	740
5.500%, 12/01/2036 to 07/01/2053	1,728	1,677
5.000%, 04/01/2024 to 06/01/2053	1,324	1,268
4.799%, US0012M + 1.598%, 06/01/2047(A)	317	316
4.633%, US0012M + 1.625%, 10/01/2046(A)	466	467
4.600%, 02/01/2030	100	95
4.500%, 06/01/2038 to 12/01/2052	3,182	2,976
4.000%, 07/01/2037 to 02/01/2053	3,224	2,922
3.650%, 10/01/2029	100	92
3.500%, 04/01/2033 to 06/01/2052	2,795	2,446
3.097%, US0012M + 1.621%, 02/01/2050(A)	111	104
3.005%, US0012M + 1.628%, 11/01/2048(A)	344	319
3.000%, 09/01/2032 to 11/01/2051	3,752	3,163
2.871%, US0012M + 1.619%, 11/01/2047(A)	111	105
2.500%, 08/01/2030 to 04/01/2052	8,774	7,156
2.000%, 10/01/2040 to 03/01/2052	5,743	4,470
1.500%, 11/01/2040 to 02/01/2051	1,436	1,105
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.522%, 10/15/2041(A)	68	5
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	28	1
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	60	2
FHLMC CMO, Ser 2012-4099, Cl ST, IO
0.572%, 08/15/2042(A)	43	4
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	47	8
FHLMC CMO, Ser 2013-4203, Cl PS, IO
0.822%, 09/15/2042(A)	65	4
FHLMC CMO, Ser 2014-4310, Cl SA, IO
0.522%, 02/15/2044(A)	17	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
0.572%, 05/15/2044(A)	36	3
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.000%, 04/15/2041(A)(B)	17	1
FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Cl A2
1.558%, 04/25/2030	100	80
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.636%, 02/25/2035(A)	2,285	253
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.629%, 05/25/2035(A)	843	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.051%, 09/25/2030(A)	$5,704	$291
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.436%, 07/25/2035(A)	235	24
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.831%, 09/25/2027(A)	7,877	195
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.626%, 10/25/2031(A)	6,493	211
FHLMC Multifamily WI Certificates Series WI-K160, Ser K160, Cl A2
4.500%, 12/25/2033	100	94
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.815%, SOFR30A + 1.500%, 10/25/2041(A)(C)	230	227
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.165%, SOFR30A + 1.850%, 01/25/2042(A)(C)	420	414
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.615%, SOFR30A + 1.300%, 02/25/2042(A)(C)	149	149
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.515%, SOFR30A + 2.200%, 05/25/2042(A)(C)	231	234
FHLMC, Ser 2014-334, Cl S7, IO
0.672%, 08/15/2044(A)	20	2
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	131	108
FHLMC, Ser 2016-353, Cl S1, IO
0.572%, 12/15/2046(A)	64	5
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	28	24
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	264	40
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	237	36
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	80	13
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	83	11
FHLMC, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	495	65
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	255
FNMA
7.000%, 11/01/2037 to 11/01/2038	12	12

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.500%, 01/01/2038 to 02/01/2053	$370	$376
6.000%, 07/01/2041 to 07/01/2053	577	573
5.500%, 02/01/2035 to 09/01/2053	2,465	2,390
5.140%, 11/01/2033	300	298
5.050%, 10/01/2028	100	99
5.000%, 11/01/2025 to 08/01/2053	4,157	3,979
4.680%, 07/01/2033	100	96
4.500%, 02/01/2035 to 08/01/2058	6,233	5,817
4.393%, 01/01/2036(A)	20	19
4.310%, 02/01/2030	100	95
4.246%, US0012M + 1.700%, 03/01/2036(A)	17	17
4.188%, US0012M + 1.423%, 05/01/2043(A)	122	119
4.000%, 06/01/2025 to 06/01/2057	8,601	7,810
3.780%, 01/01/2029	195	182
3.560%, 07/01/2032	100	88
3.500%, 04/01/2033 to 03/01/2057	9,568	8,397
3.450%, 03/01/2029	57	52
3.250%, 05/01/2029	77	70
3.000%, 07/01/2035 to 06/01/2052	10,634	9,030
2.930%, 06/01/2030	94	83
2.500%, 03/01/2035 to 09/01/2061	16,122	13,160
2.149%, 02/01/2032(A)	298	238
2.000%, 07/01/2031 to 04/01/2052	11,977	9,387
1.500%, 01/01/2051 to 03/01/2051	395	284
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	270	266
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	94	3
FNMA CMO, Ser 2014-47, Cl AI, IO
0.000%, 08/25/2044(A)(B)	96	4
FNMA CMO, Ser 2015-55, Cl IO, IO
0.000%, 08/25/2055(A)(B)	12	–
FNMA CMO, Ser 2015-56, Cl AS, IO
0.721%, 08/25/2045(A)	28	3
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	8	1
FNMA or FHLMC TBA
6.500%, 10/01/2036	1,100	1,105
6.000%, 10/01/2036	1,900	1,875
5.500%, 10/01/2034	800	773
2.000%, 10/15/2053	800	609
FNMA TBA
5.000%, 10/01/2036	600	566
4.000%, 10/14/2039	300	267
3.500%, 10/01/2040	100	86
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	77	77
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	1	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	$132	$115
FNMA, Ser 2013-124, Cl SB, IO
0.521%, 12/25/2043(A)	21	2
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1	–
FNMA, Ser 2013-54, Cl BS, IO
0.721%, 06/25/2043(A)	17	2
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	28	2
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	127	103
FNMA, Ser 2017-76, Cl SB, IO
0.671%, 10/25/2057(A)	117	10
FNMA, Ser 2017-85, Cl SC, IO
0.771%, 11/25/2047(A)	57	4
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	67	59
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	79	69
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	107	57
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	146
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	77	12
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	101	84
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	712	112
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	423	69
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	531	73
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.370%, 02/25/2028(A)	399	368
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	566	525
GNMA
6.000%, 07/20/2053	697	691
5.500%, 02/20/2037 to 05/20/2053	1,137	1,105
5.000%, 12/20/2038 to 05/20/2053	1,486	1,425
4.600%, 09/15/2034	874	834
4.500%, 05/20/2040 to 09/20/2052	2,428	2,281
4.000%, 01/15/2041 to 06/20/2052	1,905	1,744
3.500%, 06/20/2044 to 12/20/2052	2,204	1,944
3.000%, 09/15/2042 to 01/20/2053	3,374	2,865
2.500%, 02/20/2027 to 12/20/2051	4,168	3,408
2.000%, 12/20/2050 to 03/20/2051	423	333

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-34, Cl SA, IO
0.611%, 03/20/2042(A)	$16	$1
GNMA CMO, Ser 2012-H18, Cl NA
5.952%, US0001M + 0.520%, 08/20/2062(A)	44	44
GNMA CMO, Ser 2012-H30, Cl GA
5.782%, US0001M + 0.350%, 12/20/2062(A)	173	171
GNMA CMO, Ser 2013-85, Cl IA, IO
0.522%, 03/16/2047(A)	295	2
GNMA CMO, Ser 2013-95, Cl IO, IO
0.424%, 04/16/2047(A)	672	6
GNMA CMO, Ser 2013-H01, Cl TA
4.694%, US0001M + 0.500%, 01/20/2063(A)	1	1
GNMA CMO, Ser 2013-H08, Cl BF
5.832%, US0001M + 0.400%, 03/20/2063(A)	217	214
GNMA CMO, Ser 2014-105, Cl IO, IO
0.125%, 06/16/2054(A)	53	–
GNMA CMO, Ser 2014-186, Cl IO, IO
0.372%, 08/16/2054(A)	202	2
GNMA CMO, Ser 2015-H20, Cl FA
5.902%, US0001M + 0.470%, 08/20/2065(A)	170	169
GNMA TBA
6.500%, 03/01/2032	500	503
6.000%, 12/01/2033	800	793
5.500%, 11/01/2034	700	679
5.000%, 10/01/2033	500	474
4.000%, 10/01/2039	100	90
3.500%, 10/15/2041	400	350
3.000%, 10/01/2042	900	762
2.500%, 10/15/2053	100	82
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	117	84
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,256	1,247
GNMA, Ser 2013-107, Cl AD
2.839%, 11/16/2047(A)	37	32
GNMA, Ser 2013-H21, Cl FB
6.132%, US0001M + 0.700%, 09/20/2063(A)	111	111
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	43	8
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	43	40
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	76	10
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	74	10
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	77	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	$156	$21
GNMA, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	296	31
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	369	40
GNMA, Ser 2020-H04, Cl FP
5.294%, US0001M + 0.500%, 06/20/2069(A)	115	114
GNMA, Ser 2020-H09, Cl FL
4.849%, US0001M + 1.150%, 05/20/2070(A)	62	61
GNMA, Ser 2020-H13, Cl FA
5.000%, US0001M + 0.450%, 07/20/2070(A)	381	369
GNMA, Ser 2020-H13, Cl FM
5.832%, US0001M + 0.400%, 08/20/2070(A)	170	167
GNMA, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,033	141
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	215	174
GNMA, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,358	202
GNMA, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	1,209	164
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	190	150
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(A)	100	69
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	969	48
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	205	114

		127,407
Non-Agency Mortgage-Backed Obligations — 7.0%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
6.510%, US0001M + 0.880%, 09/15/2034(A)(C)	130	126
Atrium Hotel Portfolio Trust, Ser 2017-ATRM, Cl C
7.280%, US0001M + 1.650%, 12/15/2036(A)(C)	410	374
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	502
BPR Trust, Ser TY, Cl B
6.597%, US0001M + 1.150%, 09/15/2038(A)(C)	370	349

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(C)	$25	$23
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(C)	331	320
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.367%, US0001M + 0.920%, 10/15/2036(A)(C)	686	684
BX Commercial Mortgage Trust, Ser AHP, Cl A
6.322%, TSFR1M + 0.990%, 01/17/2039(A)(C)	630	615
BX Commercial Mortgage Trust, Ser LP2, Cl A
6.345%, TSFR1M + 1.013%, 02/15/2039(A)(C)	332	324
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.147%, US0001M + 0.700%, 09/15/2036(A)(C)	635	618
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(C)	534	515
BX Trust, Ser LBA6, Cl A
6.332%, TSFR1M + 1.000%, 01/15/2039(A)(C)	110	108
CAMB Commercial Mortgage Trust, Ser LIFE, Cl A
6.450%, US0001M + 1.070%, 12/15/2037(A)(C)	110	109
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(C)	182	169
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	96
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	538	518
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	80	69
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.112%, 10/10/2046(A)	10	4
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	20	14
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.965%, SOFR30A + 1.650%, 12/25/2041(A)(C)	$440	$431
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(C)(D)	128	122
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(C)	470	371
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	271	232
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	153	124
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	123	93
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(C)	100	81
CSMC Trust, Ser 2021-RPL3, Cl M3
3.927%, 01/25/2060(A)(C)	120	77
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(C)	125	109
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(C)	359	295
DC Commercial Mortgage Trust 2023-DC, Ser DC, Cl A
6.314%, 09/12/2040(C)	410	409
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	281	243
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	282	220
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	93	76
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
8.447%, US0001M + 3.000%, 09/15/2031(A)(C)	383	203
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
7.247%, US0001M + 1.800%, 09/15/2031(A)(C)	552	459
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	419	406
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	462	454
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	129	121

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.924%, 10/25/2050(A)(C)	$255	$202
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
6.179%, US0001M + 0.740%, 06/20/2035(A)	131	117
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045(A)	210	203
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.032%, 01/15/2047(A)	30	27
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.700%, 09/15/2047(A)	80	61
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	557
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
9.193%, US0001M + 3.750%, 05/15/2028(A)(C)	115	102
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
6.713%, SOFR30A + 1.400%, 03/15/2039(A)(C)	300	295
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
6.651%, 05/25/2045(A)(C)	16	15
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(C)	85	73
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.294%, 08/15/2034(A)(C)	220	197
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(C)	247	195
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(C)	158	148
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30, Ser C30, Cl A4
2.600%, 09/15/2049	467	426
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	451
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	482
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	481	455

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.322%, US0001M + 1.650%, 05/15/2036(A)(C)	$252	$242
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(C)	410	377
MTN Commercial Mortgage Trust, Ser LPFL, Cl A
6.737%, TSFR1M + 1.397%, 03/15/2039(A)(C)	410	405
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(C)	410	316
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(C)	240	184
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(C)	193	172
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(C)	193	173
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	85	78
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(C)	62	50
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	96	77
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	329	318
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(C)	195	146
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	237	177
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(C)	139	104
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	333	275
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	219	172
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(C)	191	146
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	134	109
Provident Funding Mortgage Trust, Ser 2021-INV1, Cl A1
2.500%, 08/25/2051(A)(C)	535	404

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(A)(C)	$30	$29
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(A)(C)	30	29
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(C)	30	30
Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Cl MA
3.000%, 08/25/2056	186	166
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	479	440
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	394	360
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	550	501
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	721	644
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	263	227
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	877	769
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(C)	105	79
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	369	318
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(C)	100	90
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(C)	510	398
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.334%, US0001M + 1.900%, 05/25/2058(A)(C)	100	100
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
0.910%, 05/10/2063(A)(C)	27	–
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	69	66
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	606	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.535%, 10/15/2057(A)	$270	$246
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.693%, 10/15/2057(A)	894	3

		23,083
Total Mortgage-Backed Securities
(Cost $170,145) ($ Thousands)		150,490

CORPORATE OBLIGATIONS — 26.5%
Communication Services — 2.0%
Alphabet
2.050%, 08/15/2050	30	17
1.900%, 08/15/2040	40	25
1.100%, 08/15/2030	40	31
0.450%, 08/15/2025	20	18
AT&T
4.250%, 03/01/2027	150	143
2.550%, 12/01/2033	472	347
2.300%, 06/01/2027	120	106
Charter Communications Operating
5.050%, 03/30/2029	220	206
4.908%, 07/23/2025	490	479
4.800%, 03/01/2050	40	28
4.400%, 04/01/2033	110	93
3.750%, 02/15/2028	200	180
Comcast
4.250%, 10/15/2030	40	37
4.150%, 10/15/2028	250	237
3.950%, 10/15/2025	210	204
3.750%, 04/01/2040	20	16
3.450%, 02/01/2050	40	27
3.400%, 04/01/2030	140	123
3.300%, 04/01/2027	30	28
3.250%, 11/01/2039	30	22
3.150%, 03/01/2026	30	28
2.937%, 11/01/2056	27	15
2.800%, 01/15/2051	30	18
Fox
4.709%, 01/25/2029	30	28
Prosus MTN
3.061%, 07/13/2031 (C)	410	304
TCI Communications
7.875%, 02/15/2026	240	251
T-Mobile USA
3.875%, 04/15/2030	390	346
3.750%, 04/15/2027	20	19
3.500%, 04/15/2025	369	356
2.550%, 02/15/2031	190	151

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.050%, 02/15/2028	$20	$17
Verizon Communications
4.500%, 08/10/2033	20	18
4.125%, 08/15/2046	40	30
4.000%, 03/22/2050	30	22
3.875%, 02/08/2029	30	27
3.850%, 11/01/2042	10	7
3.000%, 03/22/2027	120	110
2.650%, 11/20/2040	130	82
2.550%, 03/21/2031	1,199	955
2.355%, 03/15/2032	546	417
2.100%, 03/22/2028	90	77
Walt Disney
3.350%, 03/24/2025	223	216
Warnermedia Holdings
6.412%, 03/15/2026	80	80
4.279%, 03/15/2032	20	17
4.054%, 03/15/2029	447	398
3.755%, 03/15/2027	190	176

		6,532

Consumer Discretionary — 1.6%
Amazon.com
4.250%, 08/22/2057	10	8
3.450%, 04/13/2029	160	148
3.300%, 04/13/2027	140	132
3.150%, 08/22/2027	470	437
1.200%, 06/03/2027	20	17
Aptiv
3.250%, 03/01/2032	639	524
AutoZone
5.050%, 07/15/2026	130	128
Ferguson Finance
4.500%, 10/24/2028 (C)	459	430
3.250%, 06/02/2030 (C)	851	721
General Motors
5.600%, 10/15/2032	210	196
Home Depot
3.900%, 12/06/2028	10	9
3.900%, 06/15/2047	10	8
3.350%, 04/15/2050	50	34
3.300%, 04/15/2040	40	30
2.875%, 04/15/2027	170	157
2.500%, 04/15/2027	450	411
Honda Motor
2.534%, 03/10/2027	632	574
LKQ
5.750%, 06/15/2028 (C)	682	666
Lowe's
4.500%, 04/15/2030	30	28
1.700%, 09/15/2028	80	67

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
McDonald's MTN
4.200%, 04/01/2050	$70	$54
3.800%, 04/01/2028	280	263
3.700%, 01/30/2026	10	10
3.625%, 09/01/2049	10	7
3.500%, 03/01/2027	20	19
3.500%, 07/01/2027	10	10
1.450%, 09/01/2025	10	9
NIKE
3.375%, 03/27/2050	30	22
2.750%, 03/27/2027	40	37
2.400%, 03/27/2025	40	38
Toyota Motor
1.339%, 03/25/2026	210	191

		5,385

Consumer Staples — 0.4%
Coca-Cola
3.375%, 03/25/2027	30	28
2.600%, 06/01/2050	10	6
Costco Wholesale
1.600%, 04/20/2030	90	72
1.375%, 06/20/2027	120	105
Hershey
0.900%, 06/01/2025	20	19
Kimberly-Clark
3.100%, 03/26/2030	20	18
Kroger
7.700%, 06/01/2029	565	619
Mars
3.200%, 04/01/2030 (C)	30	26
2.700%, 04/01/2025 (C)	60	58
Mondelez International
1.500%, 05/04/2025	180	168
PepsiCo
3.900%, 07/18/2032	90	82
2.625%, 03/19/2027	10	9
2.250%, 03/19/2025	10	10
1.625%, 05/01/2030	70	56
Procter & Gamble
3.000%, 03/25/2030	40	36
Walmart
1.800%, 09/22/2031	160	126

		1,438

Energy — 2.7%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	124
BP Capital Markets America
3.633%, 04/06/2030	50	45
3.410%, 02/11/2026	90	86
3.119%, 05/04/2026	170	161

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cameron LNG
2.902%, 07/15/2031 (C)	$60	$50
Columbia Pipelines Operating
6.036%, 11/15/2033 (C)	250	244
Continental Resources
5.750%, 01/15/2031 (C)	10	10
4.375%, 01/15/2028	120	111
3.800%, 06/01/2024	190	187
Coterra Energy
4.375%, 03/15/2029	300	278
3.900%, 05/15/2027	160	150
Devon Energy
5.850%, 12/15/2025	210	209
5.250%, 10/15/2027	64	62
5.000%, 06/15/2045	70	57
4.500%, 01/15/2030	32	29
Diamondback Energy
3.500%, 12/01/2029	50	45
3.250%, 12/01/2026	30	28
3.125%, 03/24/2031	40	33
Ecopetrol
5.375%, 06/26/2026	140	134
Energy Transfer
4.950%, 06/15/2028	10	9
4.500%, 11/01/2023	60	60
3.750%, 05/15/2030	220	192
2.900%, 05/15/2025	140	133
Enterprise Products Operating
6.650%, 10/15/2034	40	42
4.800%, 02/01/2049	30	25
4.200%, 01/31/2050	10	8
4.150%, 10/16/2028	140	131
3.950%, 02/15/2027	150	143
3.950%, 01/31/2060	10	7
3.700%, 01/31/2051	80	57
3.125%, 07/31/2029	210	184
2.800%, 01/31/2030	230	195
EOG Resources
4.375%, 04/15/2030	190	179
4.150%, 01/15/2026	160	155
EQT
6.125%, 02/01/2025	56	56
3.900%, 10/01/2027	140	129
KazMunayGas National JSC
5.375%, 04/24/2030 (C)	400	363
Kinder Morgan
5.550%, 06/01/2045	20	17
4.300%, 06/01/2025	60	59
Occidental Petroleum
5.550%, 03/15/2026	170	168
3.400%, 04/15/2026	80	75
3.200%, 08/15/2026	130	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 02/15/2027	$130	$117
0.000%, 10/10/2036 (E)	1,346	677
Oncor Electric Delivery
4.150%, 06/01/2032	300	273
ONEOK
5.800%, 11/01/2030	50	49
5.650%, 11/01/2028	170	168
5.550%, 11/01/2026	100	99
Petrobras Global Finance BV
6.850%, 06/05/2115	150	129
Petroleos del Peru
4.750%, 06/19/2032 (C)	400	282
Pioneer Natural Resources
2.150%, 01/15/2031	70	55
1.900%, 08/15/2030	220	173
1.125%, 01/15/2026	50	45
Reliance Industries
3.625%, 01/12/2052 (C)	250	159
Schlumberger Holdings
3.900%, 05/17/2028 (C)	456	423
Shell International Finance BV
3.250%, 05/11/2025	150	145
3.250%, 04/06/2050	110	73
2.875%, 05/10/2026	90	85
2.750%, 04/06/2030	40	34
Targa Resources
5.200%, 07/01/2027	170	166
Tennessee Gas Pipeline
2.900%, 03/01/2030 (C)	160	134
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	86
Western Midstream Operating
6.350%, 01/15/2029	490	491
4.750%, 08/15/2028	100	94
4.050%, 02/01/2030	20	17
3.100%, 02/01/2025	30	29
Williams
5.100%, 09/15/2045	70	59
4.900%, 01/15/2045	90	72
3.750%, 06/15/2027	390	363
3.500%, 11/15/2030	20	17

		9,063

Financials — 11.4%
American Express
4.050%, 05/03/2029	140	130
3.375%, 05/03/2024	140	138
American International Group
2.500%, 06/30/2025	26	25
Aviation Capital Group
4.125%, 08/01/2025 (C)	160	152
1.950%, 01/30/2026 (C)	567	510

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
4.175%, H15T1Y + 2.000%, 03/24/2028 (A)	$200	$185
2.746%, 05/28/2025	200	188
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (A)	584	587
3.841%, SOFRRATE + 1.110%, 04/25/2025 (A)	100	99
3.419%, US0003M + 1.040%, 12/20/2028 (A)	234	210
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	380	305
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	240	184
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	971	860
Bank of America MTN
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	94
4.250%, 10/22/2026	10	9
4.200%, 08/26/2024	210	206
4.125%, 01/22/2024	370	368
4.083%, US0003M + 3.150%, 03/20/2051 (A)	40	30
4.000%, 04/01/2024	440	436
4.000%, 01/22/2025	80	78
3.974%, US0003M + 1.210%, 02/07/2030 (A)	80	72
3.593%, US0003M + 1.370%, 07/21/2028 (A)	210	192
3.500%, 04/19/2026	130	123
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	200	158
Bank of Montreal MTN
1.850%, 05/01/2025	130	122
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	320	283
3.300%, 08/23/2029	790	690
1.600%, 04/24/2025	40	38
Bank of Nova Scotia
1.300%, 06/11/2025	70	65
Blackstone Holdings Finance
1.600%, 03/30/2031 (C)	590	428
BNP Paribas
5.198%, US0003M + 2.567%, 01/10/2030 (A)(C)	200	190
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(C)	270	261
4.705%, US0003M + 2.235%, 01/10/2025 (A)(C)	270	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.871%, SOFRRATE + 1.387%, 04/19/2032 (A)(C)	$200	$157
1.675%, SOFRRATE + 0.912%, 06/30/2027 (A)(C)	290	257
Capital One Financial
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	30	28
Carlyle Finance Subsidiary
3.500%, 09/19/2029 (C)	338	303
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	70	68
5.875%, 08/24/2026	110	110
3.850%, 05/21/2025	110	106
Citigroup
8.125%, 07/15/2039	12	14
5.500%, 09/13/2025	330	326
5.300%, 05/06/2044	31	26
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	140	134
4.650%, 07/30/2045	28	22
4.450%, 09/29/2027	90	85
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	100	90
4.400%, 06/10/2025	160	155
4.300%, 11/20/2026	40	38
4.125%, 07/25/2028	40	36
4.075%, US0003M + 1.192%, 04/23/2029 (A)	240	221
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	250	209
3.668%, US0003M + 1.390%, 07/24/2028 (A)	340	312
3.400%, 05/01/2026	354	332
3.200%, 10/21/2026	287	265
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	150	143
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	160	128
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	110	84
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	241
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(C)	580	533
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (A)(C)	250	232
Credit Suisse NY
7.950%, 01/09/2025	250	254
5.000%, 07/09/2027	530	509
4.750%, 08/09/2024	250	247
2.950%, 04/09/2025	250	238

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
4.298%, H15T1Y + 1.750%, 04/01/2028 (A)(C)	$240	$224
Danske Bank MTN
3.773%, H15T1Y + 1.450%, 03/28/2025 (A)(C)	310	305
GA Global Funding Trust
3.850%, 04/11/2025 (C)	1,114	1,070
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/2027 (A)	400	385
4.250%, 10/21/2025	140	135
4.223%, US0003M + 1.301%, 05/01/2029 (A)	650	601
3.691%, US0003M + 1.510%, 06/05/2028 (A)	400	368
3.615%, SOFRRATE + 1.846%, 03/15/2028 (A)	30	28
3.500%, 04/01/2025	80	77
3.500%, 11/16/2026	90	84
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	110	85
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	416
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	30	28
HSBC Holdings PLC
4.583%, US0003M + 1.535%, 06/19/2029 (A)	200	185
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	539	523
Intercontinental Exchange
4.600%, 03/15/2033	40	37
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	200	195
JPMorgan Chase
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	998	931
4.452%, US0003M + 1.330%, 12/05/2029 (A)	200	187
4.203%, US0003M + 1.260%, 07/23/2029 (A)	773	717
4.023%, US0003M + 1.000%, 12/05/2024 (A)	230	229
4.005%, US0003M + 1.120%, 04/23/2029 (A)	100	92
3.875%, 09/10/2024	290	284
3.845%, SOFRRATE + 0.980%, 06/14/2025 (A)	1,180	1,159
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	110	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	$190	$154
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	130	122
KKR Group Finance VI
3.750%, 07/01/2029 (C)	1,149	1,016
Lincoln National
3.400%, 01/15/2031	451	365
Macquarie Bank
2.300%, 01/22/2025 (C)	1,188	1,136
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	200	193
3.407%, 03/07/2024	510	505
Moody's
2.000%, 08/19/2031	1,000	776
Morgan Stanley MTN
3.772%, US0003M + 1.140%, 01/24/2029 (A)	150	137
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	475	409
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	200	163
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	400	376
NatWest Group
4.269%, US0003M + 1.762%, 03/22/2025 (A)	200	198
New York Life Global Funding
0.950%, 06/24/2025 (C)	60	55
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (C)	944	911
PNC Financial Services Group
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	240	238
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	20	18
Royal Bank of Canada MTN
6.000%, 11/01/2027	1,209	1,217
1.150%, 06/10/2025	70	65
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (A)	1,020	949
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	50	42
Swedbank
1.538%, 11/16/2026 (C)	400	351
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	1,061	1,020
4.456%, 06/08/2032	140	126
3.200%, 03/10/2032	807	661
1.150%, 06/12/2025	80	74

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	$90	$89
UBS Group
4.253%, 03/23/2028 (C)	250	230
4.125%, 04/15/2026 (C)	634	603
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(C)	575	434
UBS Group AG
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(C)	250	218
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	100	97
3.375%, 02/05/2024	540	535
1.450%, 05/12/2025	120	112
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	60	53
USAA Capital
2.125%, 05/01/2030 (C)	150	121
Wells Fargo
3.000%, 10/23/2026	190	175
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	130	122
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	20	19
5.013%, SOFRRATE + 4.502%, 04/04/2051 (A)	380	319
4.900%, 11/17/2045	30	24
4.540%, SOFRRATE + 1.560%, 08/15/2026 (A)	300	292
4.478%, SOFRRATE + 4.032%, 04/04/2031 (A)	220	200
4.300%, 07/22/2027	200	189
3.750%, 01/24/2024	540	536
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	40	32
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	100	83
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	290	254

		38,031

Health Care — 1.8%
Abbott Laboratories
3.400%, 11/30/2023	175	174
AbbVie
4.250%, 11/21/2049	30	24
3.800%, 03/15/2025	40	39
3.750%, 11/14/2023	20	20
3.600%, 05/14/2025	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.200%, 11/21/2029	$150	$132
2.950%, 11/21/2026	20	18
2.600%, 11/21/2024	140	135
Becton Dickinson
4.685%, 12/15/2044	36	30
3.734%, 12/15/2024	7	7
3.363%, 06/06/2024	186	183
Bristol-Myers Squibb
3.400%, 07/26/2029	16	14
3.200%, 06/15/2026	79	75
2.900%, 07/26/2024	154	151
Cigna
4.375%, 10/15/2028	420	397
4.125%, 11/15/2025	200	194
3.500%, 06/15/2024	160	157
1.250%, 03/15/2026	725	653
CVS Health
5.050%, 03/25/2048	60	50
4.300%, 03/25/2028	164	155
3.875%, 07/20/2025	95	92
3.625%, 04/01/2027	180	168
2.125%, 09/15/2031	150	115
1.875%, 02/28/2031	20	15
1.750%, 08/21/2030	200	154
CVS Pass-Through Trust
7.507%, 01/10/2032 (C)	893	915
5.773%, 01/10/2033 (C)	322	314
Elevance Health
4.100%, 05/15/2032	80	71
Humana
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	146
2.150%, 02/03/2032	30	22
Kenvue
5.350%, 03/22/2026 (C)	150	150
5.050%, 03/22/2028 (C)	200	197
Merck
1.900%, 12/10/2028	430	367
1.450%, 06/24/2030	50	39
Pfizer
2.625%, 04/01/2030	100	86
1.700%, 05/28/2030	50	40
UnitedHealth Group
4.450%, 12/15/2048	10	8
4.250%, 06/15/2048	10	8
4.000%, 05/15/2029	200	187
3.875%, 12/15/2028	30	28
2.300%, 05/15/2031	20	16
2.000%, 05/15/2030	30	25
1.250%, 01/15/2026	20	18

		5,809

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 1.9%
3M
3.700%, 04/15/2050	$150	$107
2.375%, 08/26/2029	30	25
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,051
2.450%, 10/29/2026	190	170
Air Lease
5.300%, 02/01/2028	90	87
3.375%, 07/01/2025	100	95
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	8
Carlisle
2.200%, 03/01/2032	634	480
Carrier Global
2.700%, 02/15/2031	10	8
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	479	467
Deere
3.750%, 04/15/2050	30	24
3.100%, 04/15/2030	10	9
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	429	400
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	611
John Deere Capital MTN
3.350%, 04/18/2029	934	851
Penske Truck Leasing Lp
5.550%, 05/01/2028 (C)	916	887
Republic Services
3.200%, 03/15/2025	180	174
Ryder System MTN
5.250%, 06/01/2028	609	593
3.350%, 09/01/2025	197	188
Union Pacific
3.750%, 07/15/2025	20	20
2.891%, 04/06/2036	20	15

		6,270

Information Technology — 1.1%
Adobe
2.300%, 02/01/2030	210	177
Apple
3.350%, 02/09/2027	210	199
2.900%, 09/12/2027	110	101
2.450%, 08/04/2026	70	65
Broadcom
4.926%, 05/15/2037 (C)	33	29
4.150%, 11/15/2030	26	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.137%, 11/15/2035 (C)	$420	$306
Intel
5.125%, 02/10/2030	70	69
4.750%, 03/25/2050	10	8
3.700%, 07/29/2025	30	29
1.600%, 08/12/2028	50	42
Mastercard
3.850%, 03/26/2050	10	8
3.375%, 04/01/2024	60	59
Micron Technology
2.703%, 04/15/2032	260	198
Microsoft
3.300%, 02/06/2027	70	66
NVIDIA
3.700%, 04/01/2060	90	66
3.500%, 04/01/2040	130	102
2.850%, 04/01/2030	90	79
NXP BV
5.000%, 01/15/2033	404	372
2.700%, 05/01/2025	40	38
Oracle
4.650%, 05/06/2030	70	65
2.875%, 03/25/2031	30	25
1.650%, 03/25/2026	130	118
PayPal Holdings
4.400%, 06/01/2032	80	74
1.650%, 06/01/2025	60	56
Salesforce
3.700%, 04/11/2028	150	141
1.500%, 07/15/2028	510	434
Texas Instruments
1.750%, 05/04/2030	40	32
TSMC Arizona
2.500%, 10/25/2031	250	201
1.750%, 10/25/2026	230	207
Visa
4.300%, 12/14/2045	10	8
3.150%, 12/14/2025	50	48
1.900%, 04/15/2027	60	54

		3,499

Materials — 0.7%
Anglo American Capital
3.625%, 09/11/2024 (C)	200	195
Corp Nacional del Cobre de Chile
3.150%, 01/15/2051	420	246
Glencore Funding
4.125%, 03/12/2024 (C)	60	59
1.625%, 04/27/2026 (C)	90	81
MEGlobal BV MTN
4.250%, 11/03/2026 (C)	200	190
2.625%, 04/28/2028 (C)	230	198

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
OCP
4.500%, 10/22/2025 (C)	$400	$384
Orbia Advance
2.875%, 05/11/2031 (C)	200	156
Suzano Austria GmbH
3.125%, 01/15/2032	510	392
Vale Overseas
6.875%, 11/21/2036	148	149
6.250%, 08/10/2026	240	244

		2,294

Real Estate — 0.6%
Alexandria Real Estate Equities
3.450%, 04/30/2025	802	773
American Tower Trust #1
5.490%, 03/15/2028 (C)	554	545
Healthpeak Properties
2.125%, 12/01/2028	769	646

		1,964

Utilities — 2.3%
American Transmission Systems
2.650%, 01/15/2032 (C)	60	47
American Water Capital
4.450%, 06/01/2032	1,311	1,211
Commonwealth Edison
3.700%, 08/15/2028	468	434
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	863
Duke Energy Florida
3.200%, 01/15/2027	440	412
Exelon
5.625%, 06/15/2035	343	330
FirstEnergy
1.600%, 01/15/2026	30	27
Florida Power & Light
2.450%, 02/03/2032	544	437
MidAmerican Energy
3.650%, 04/15/2029	140	128
Northern States Power
7.125%, 07/01/2025	1,190	1,221
NSTAR Electric
1.950%, 08/15/2031	1,000	764
Pacific Gas and Electric
2.100%, 08/01/2027	130	111
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (C)	370	360
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	744	702

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.594%, 06/01/2030	$720	$671

		7,718

Total Corporate Obligations
(Cost $98,016) ($ Thousands)		88,003

U.S. TREASURY OBLIGATIONS — 19.5%
U.S. Treasury Bill
0.000%, 01/30/2024 (F)	2,180	2,141
U.S. Treasury Bond
4.375%, 08/15/2043	660	616
U.S. Treasury Bonds
4.000%, 11/15/2052	610	541
3.875%, 05/15/2043	790	687
3.625%, 08/15/2043	40	33
3.625%, 02/15/2053	100	83
3.625%, 05/15/2053	990	820
3.375%, 11/15/2048	190	149
3.125%, 08/15/2044	50	38
3.000%, 02/15/2049	1,010	738
2.875%, 08/15/2045	60	43
2.875%, 05/15/2049	320	228
2.875%, 05/15/2052	80	57
2.375%, 02/15/2042	618	427
2.375%, 05/15/2051	1,920	1,218
2.250%, 08/15/2049	280	174
2.250%, 02/15/2052	1,186	728
2.000%, 11/15/2041	650	422
2.000%, 08/15/2051	900	519
1.875%, 02/15/2041	600	387
1.875%, 02/15/2051	1,520	852
1.875%, 11/15/2051	780	435
1.750%, 08/15/2041	640	399
1.625%, 11/15/2050	1,080	566
1.375%, 11/15/2040	880	521
1.375%, 08/15/2050	2,130	1,039
1.250%, 05/15/2050	1,020	481
1.125%, 08/15/2040	430	244
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	1,919	1,733
0.125%, 01/15/2030	1,061	925
U.S. Treasury Note
5.000%, 08/31/2025	350	349
4.625%, 09/15/2026	30	30
4.625%, 09/30/2030	1,930	1,930
4.375%, 08/31/2028	4,339	4,296
4.125%, 08/31/2030	1,640	1,592
4.000%, 07/31/2030	770	742
3.875%, 08/15/2033	20	19
3.625%, 03/31/2028	779	747
3.625%, 05/31/2028	4,468	4,282

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
3.625%, 05/15/2026	$5,827	$5,648
3.500%, 01/31/2028	6,527	6,229
3.375%, 05/15/2033	3,600	3,265
3.125%, 08/31/2027	5,691	5,371
2.750%, 08/15/2032	5,166	4,473
1.500%, 01/31/2027	1,197	1,078
0.750%, 05/31/2026	8,110	7,284
0.250%, 05/31/2025	340	314
0.250%, 09/30/2025	10	9

Total U.S. Treasury Obligations
(Cost $73,664) ($ Thousands)		64,902

ASSET-BACKED SECURITIES — 8.8%
Automotive — 0.5%

Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	440	402
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (C)	430	380
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (C)	160	140
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (C)	300	261
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (C)	240	227
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (C)	210	199
		1,609

Home — 0.1%

Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (C)	70	59
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
5.734%, US0001M + 0.300%, 05/25/2037 (A)(C)	141	118
		177

Other Asset-Backed Securities — 8.2%

AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (C)	960	884
CF Hippolyta Issuer, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (C)	205	186

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.587%, US0001M + 0.140%, 07/15/2036 (A)	$124	$115
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (C)	1,031	860
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (C)	786	690
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (C)	437	386
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (C)	577	426
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (C)	391	307
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (C)	986	921
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
6.289%, US0001M + 0.855%, 07/25/2034 (A)	313	293
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.779%, US0001M + 1.350%, 06/25/2065 (A)(C)	270	272
Navient Student Loan Trust, Ser 2016-6A, Cl A3
6.729%, US0001M + 1.300%, 03/25/2066 (A)(C)	514	515
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (C)	423	367
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.570%, US0003M + 1.000%, 10/17/2031 (A)(C)	693	691
Palmer Square CLO, Ser 2022-2A, Cl A1
6.896%, TSFR3M + 1.570%, 07/20/2034 (A)(C)	400	398
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.578%, TSFR3M + 1.270%, 10/15/2030 (A)(C)	752	747
PFS Financing, Ser 2023-C, Cl A
5.520%, 10/15/2028 (C)	826	819
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (C)	588	524
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (C)	974	876

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (C)	$509	$460
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (C)	339	323
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (C)	1,027	890
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	901	881
SLC Student Loan Trust, Ser 2010-1, Cl A
6.300%, US0003M + 0.875%, 11/25/2042 (A)	79	79
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
5.961%, US0003M + 0.290%, 06/15/2039 (A)	145	140
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.197%, US0001M + 4.750%, 10/15/2041 (A)(C)	282	298
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.152%, US0003M + 0.670%, 12/17/2068 (A)(C)	74	73
SMB Private Education Loan Trust 2020-A, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	146	134
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	273	237
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	170	153
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (C)	175	174
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (C)	363	352
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (C)	314	281
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
6.634%, US0001M + 1.200%, 08/25/2034 (A)	135	132
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (C)	583	476
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (C)	269	250
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (C)	850	758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051 (C)	$261	$227
TRP 2021, Ser 2021-1, Cl A
2.070%, 06/19/2051 (C)	475	409
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	105	98
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	97	91
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	73	66
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	324	301
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	448	407
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	363	325
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	226	205
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	283	250
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	367	326
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	736	665
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	41	35
United States Small Business Administration, Ser 2021-25H, Cl 1
1.450%, 08/01/2046	1,437	1,108
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	682	598
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	950	855
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	962	867
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	933	841

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	$455	$406
United States Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	541	524
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	871	832
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (C)	307	284
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (C)	604	496
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (C)	259	203
Wind River CLO, Ser 2021-3A, Cl A
6.738%, US0003M + 1.150%, 07/20/2033 (A)(C)	614	608
		27,395

Total Asset-Backed Securities
(Cost $32,193) ($ Thousands)		29,181

SOVEREIGN DEBT — 1.2%

Colombia Government International Bond
5.625%, 02/26/2044	280	200
5.200%, 05/15/2049	310	203
3.125%, 04/15/2031	220	163
Indonesia Government International Bond MTN
5.125%, 01/15/2045(C)	200	180
Korea Housing Finance
4.625%, 02/24/2033(C)	360	332
Mexico Government International Bond
3.500%, 02/12/2034	1,040	813
Panama Government International Bond
4.500%, 04/16/2050	250	170
4.300%, 04/29/2053	300	195
Peruvian Government International Bond
3.550%, 03/10/2051	90	59
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,026
Uruguay Government International Bond
5.750%, 10/28/2034	430	437
4.375%, 01/23/2031	120	115

Total Sovereign Debt
(Cost $4,682) ($ Thousands)		3,893

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.9%
California — 0.3%
California Health Facilities Financing Authority, RB
3.378%, 06/01/2028	$575	$534
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	484

		1,018

Illinois — 0.2%
Sales Tax Securitization, RB
4.847%, 01/01/2031	930	893

New York — 0.2%
New York State Urban Development, RB
3.350%, 03/15/2026 (G)	380	362
3.350%, 03/15/2026	285	272
		634

Wisconsin — 0.2%
State of Wisconsin, Ser A, RB, AGM
5.700%, 05/01/2026	595	599

Total Municipal Bonds
(Cost $3,314) ($ Thousands)		3,144

	Shares
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.21%**†	9,061,994	9,062

Total Cash Equivalent
(Cost $9,062) ($ Thousands)		9,062

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $67) ($ Thousands)		151

Total Investments in Securities — 104.9%
(Cost $391,143) ($ Thousands)		$348,826

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $43) ($ Thousands)		$(154)

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Continued)

A list of the open exchange-traded options contracts held by the Fund at September 30, 2023 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options		$–			$–
December 2023, SOFR 1-Year Mid Curve	24	$5,752	$95.88	12/16/2023	$35
November 2023, U.S. 5-Year Treasury Note	30	3,180	106.00	10/21/2023	9
October 2023, SOFR 1-Year Mid Curve	27	6,548	97.00	10/21/2023	107

		15,480			151

Total Purchased Options		$15,480			$151
WRITTEN OPTIONS — 0.0%
Put Options
December 2023, SOFR 1-Year Mid Curve	(48)	$(11,430)	95.25	12/16/2023	$(23)
October 2023, SOFR 1-Year Mid Curve	(27)	(6,497)	96.25	10/21/2023	(57)
October 2023, SOFR 1-Year Mid Curve	(27)	(6,514)	96.50	10/21/2023	(74)

		(24,441)			(154)

Total Written Options		$(24,441)			$(154)

A list of the open futures contracts held by the Fund at September 30, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	26	Mar-2024	$6,148	$6,146	$(2)
3 Month SOFR	49	Mar-2025	11,739	11,688	(51)
3 Month SOFR	116	Mar-2026	27,869	27,853	(16)
U.S. 5-Year Treasury Note	60	Dec-2023	6,380	6,321	(59)
U.S. 10-Year Treasury Note	45	Dec-2023	4,959	4,863	(96)
Ultra 10-Year U.S. Treasury Note	90	Dec-2023	10,322	10,041	(281)
			67,417	66,912	(505)
Short Contracts
U.S. 2-Year Treasury Note	(47)	Dec-2023	$(9,538)	$(9,527)	$11
U.S. Long Treasury Bond	(190)	Dec-2023	(22,791)	(21,619)	1,172
U.S. Ultra Long Treasury Bond	(30)	Dec-2023	(3,803)	(3,561)	242
			(36,132)	(34,707)	1,425
			$31,285	$32,205	$920

Percentages are based on Net Assets of $332,587 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	No interest rate available.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2023, the value of these securities amounted to $53,660 ($ Thousands), representing 16.1% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is escrowed to maturity.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 9/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,278	$31,585	$(23,801)	$—	$—	$9,062	$36	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.3%
Equity Fund — 61.4%
New Covenant Growth Fund †	3,642,084	$197,546

Total Equity Fund
(Cost $94,853) ($ Thousands)		197,546
Fixed Income Fund — 37.9%
New Covenant Income Fund †	6,095,356	121,907

Total Fixed Income Fund
(Cost $137,795) ($ Thousands)		121,907

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.21%**†	2,067,539	$2,068

Total Cash Equivalent
(Cost $2,068) ($ Thousands)		2,068

Total Investments in Securities — 99.9%
(Cost $234,716) ($ Thousands)		$321,521

Percentages are based on Net Assets of $321,791 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2023.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 9/30/2023	Income	Capital Gains
New Covenant Income Fund	$207,077	$—	$(1,500)	$263	$(8,294)	$197,546	$906	$—
New Covenant Growth Fund	125,381	—	—	—	(3,474)	121,907	395	—
SEI Daily Income Trust, Government Fund, Institutional Class	3,145	2,969	(4,046)	—	—	2,068	36	—
Totals	$335,603	$2,969	$(5,546)	$263	$(11,768)	$321,521	$1,337	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.1%
Fixed Income Fund — 64.6%
New Covenant Income Fund †	2,318,324	$46,367

Total Fixed Income Fund
(Cost $52,862) ($ Thousands)		46,367
Equity Fund — 34.5%
New Covenant Growth Fund †	456,014	24,734

Total Equity Fund
(Cost $9,804) ($ Thousands)		24,734

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.21%**†	590,155	$590

Total Cash Equivalent
(Cost $590) ($ Thousands)		590

Total Investments in Securities — 99.9%
(Cost $63,256) ($ Thousands)		$71,691

Percentages are based on Net Assets of $71,796 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2023.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2023 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 9/30/2023	Income	Capital Gains
New Covenant Income Fund	$49,397	$—	$(1,687)	$(283)	$(1,060)	$46,367	$351	$—
New Covenant Growth Fund	27,617	—	(1,896)	1,148	(2,135)	24,734	53	—
SEI Daily Income Trust, Government Fund, Institutional Class	765	3,470	(3,645)	—	—	590	6	—
Totals	$77,779	$3,470	$(7,228)	$865	$(3,195)	$71,691	$410	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ABS — Asset-Backed Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

New Covenant Funds